UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-5750



                      The Tax-Exempt Money Fund of America
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: September 30, 2005

                    Date of reporting period: March 31, 2005





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)



ITEM 1 - Reports to Stockholders

[logo - AMERICAN FUNDS(R)]

The right choice for the long term(R)

THE CASH MANAGEMENT TRUST OF AMERICA
THE U.S. TREASURY MONEY FUND OF AMERICA
THE TAX-EXEMPT MONEY FUND OF AMERICA

[cover illustration: abstract of three men, dressed in suits, carrying geometric shapes and placing the shapes into similarly shaped cut-outs in the floor]

Semi-annual report for the six months ended March 31, 2005

THE CASH MANAGEMENT TRUST OF AMERICA(R) seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments.

THE U.S. TREASURY MONEY FUND OF AMERICA (SM) seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities maturing in one year or less.

THE TAX-EXEMPT MONEY FUND OF AMERICA (SM) seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, through investments in high-quality municipal securities with effective maturities of one year or less.

These money market funds are three of the 29 American Funds. The organization ranks among the nation's three largest mutual fund families. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

FIGURES SHOWN ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. INVESTMENT RETURNS WILL VARY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM.

The fund's investment adviser is waiving a portion of its management fees for The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America. Results shown reflect the waiver, without which they would have been lower. Please see the funds' Financial Highlights tables on pages 44 and 64, respectively, for details.

Results for share classes B, C, F and 529 of The Cash Management Trust of America can be found on page 26. Please see the inside back cover for important information about share classes.

The return of principal for the bond holdings in The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings.

Income from The Tax-Exempt Money Fund of America may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income may be taxable.

[illustration: abstract of three men, dressed in suits, carrying geometric shapes and placing the shapes into similarly shaped cut-outs in the floor]

FELLOW SHAREHOLDERS:

During the first half of the money market funds' fiscal year, the U.S. economy continued to expand, and the Federal Reserve Board responded by pushing up interest rates. In this environment, the yields and the returns on The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America rose consistently during the six-month period ended March 31, 2005. All three funds maintained a constant net asset value of $1.00.

THE FUNDS' RESULTS

THE CASH MANAGEMENT TRUST OF AMERICA produced an income return of 0.84% (1.68% annualized), with dividends reinvested, for the six-month period ended March 31, 2005. The fund's annualized seven-day yield as of March 31 was 2.12%.

THE U.S. TREASURY MONEY FUND OF AMERICA generated a six-month income return of 0.69% (1.38% annualized), including reinvested dividends. Because all of the fund's earnings are derived from investments in U.S. Treasury securities, the income paid by the fund is exempt from state and local taxes. The fund's annualized seven-day yield for the week ended March 31, 2005, was 1.98%.

THE TAX-EXEMPT MONEY FUND OF AMERICA provided a federally tax-free income return of 0.61% (1.22% annualized), with dividends reinvested, for the first half of the fund's fiscal year. The income return for the six months is equivalent to a taxable return of 0.94% (1.88% annualized) for investors in the 35.0% tax bracket. A portion of the return may also be exempt from some state and local taxes. The fund's annualized seven-day yield at the end of the period was 1.52%, and its taxable equivalent annualized seven-day yield was 2.34%.

SEVEN-DAY YIELD: The seven-day yield is the annualized dividends paid by a fund during that seven-day period. The seven-day yield for the week ending March 31, 2005, shows the earnings rate at the end of the funds' fiscal period and reflects the rise in interest rates over the same six-month period.


RISING INFLATION, RISING INTEREST RATES

During the past year, the price of oil rose to historic levels. This has resulted in higher consumer prices. The core CPI, which excludes food and energy (items prone to volatile price swings), rose at a 2.6% seasonally adjusted annual rate for the six-month period ended March 31, 2005. Including food and energy, the CPI rose at a 3.8% seasonally adjusted annual rate for the same period.

[Begin Sidebar]
CONSUMER PRICE INDEX AND FEDERAL FUNDS TARGET RATE VS. FUND YIELDS(1)

For the five years ended March 31, 2005 (plotted monthly)

[begin line chart]

                                                                 The
           Federal        Tax-Exempt         The                 U.S. Treasury      Consumer Price
           Funds Rate     Money Fund         Cash Management     Money Fund         Index (inflation,
           (target rate)  of America (2)     Trust of America    of America (3)     seasonally adjusted)

Mar-00     6.00           4.49               5.46                5.08               3.8

Apr-00     6.00           5.35               5.48                5.07               3.0

May-00     6.50           5.45               5.65                5.05               3.1

Jun-00     6.50           5.82               6.06                5.20               3.7

Jul-00     6.50           5.40               5.99                5.21               3.6

Aug-00     6.50           5.55               6.04                5.60               3.4

Sep-00     6.50           5.89               6.06                5.64               3.5

Oct-00     6.50           5.48               6.11                5.44               3.5

Nov-00     6.50           5.85               5.97                5.36               3.4

Dec-00     6.50           5.68               5.94                5.12               3.4

Jan-01     5.50           4.55               5.39                5.15               3.7

Feb-01     5.50           3.98               5.01                4.71               3.5

Mar-01     5.00           4.48               4.67                4.37               3.0

Apr-01     4.50           4.69               4.24                3.65               3.3

May-01     4.00           4.29               3.67                3.42               3.6

Jun-01     3.75           3.88               3.28                3.17               3.3

Jul-01     3.75           3.45               3.19                2.89               2.7

Aug-01     3.50           3.15               3.09                2.96               2.8

Sep-01     3.00           2.89               2.71                2.59               2.6

Oct-01     2.50           2.55               1.98                2.05               2.1

Nov-01     2.00           2.20               1.65                1.60               1.9

Dec-01     1.75           1.83               1.33                1.25               1.5

Jan-02     1.75           1.35               1.17                1.13               1.2

Feb-02     1.75           1.32               1.14                1.10               1.1

Mar-02     1.75           1.25               1.17                1.14               1.4

Apr-02     1.75           1.68               1.25                1.16               1.6

May-02     1.75           1.71               1.26                1.12               1.2

Jun-02     1.75           1.45               1.13                1.09               1.0

Jul-02     1.75           1.29               1.16                1.06               1.5

Aug-02     1.75           1.25               1.15                1.13               1.7

Sep-02     1.75           1.46               1.15                1.10               1.5

Oct-02     1.75           1.52               1.21                1.08               2.0

Nov-02     1.25           1.35               1.00                0.87               2.2

Dec-02     1.25           1.04               0.78                0.71               2.4

Jan-03     1.25           0.79               0.77                0.59               2.6

Feb-03     1.25           0.80               0.89                0.58               3.0

Mar-03     1.25           0.61               0.99                0.58               3.1

Apr-03     1.25           0.88               0.85                0.57               2.3

May-03     1.25           0.88               0.88                0.55               2.1

Jun-03     1.00           0.91               0.68                0.46               2.1

Jul-03     1.00           0.63               0.84                0.42               2.1

Aug-03     1.00           0.51               1.05                0.38               2.2

Sep-03     1.00           0.63               1.06                0.42               2.3

Oct-03     1.00           0.60               0.89                0.37               2.0

Nov-03     1.00           0.68               0.77                0.29               1.8

Dec-03     1.00           0.72               0.73                0.25               1.9

Jan-04     1.00           0.45               0.59                0.17               2.0

Feb-04     1.00           0.85               0.63                0.30               1.7

Mar-04     1.00           0.66               0.60                0.30               1.7

Apr-04     1.00           0.74               0.67                0.39               2.3

May-04     1.00           0.82               0.73                0.29               3.0

Jun-04     1.25           0.88               0.67                0.39               3.2

Jul-04     1.25           0.88               1.03                0.49               2.9

Aug-04     1.50           0.98               1.42                0.76               2.7

Sep-04     1.75           1.12               1.51                0.88               2.5

Oct-04     1.75           1.54               1.47                1.04               3.2

Nov-04     2.00           1.88               1.50                1.13               3.6

Dec-04     2.25           1.98               1.69                1.43               3.4

Jan-05     2.25           1.85               1.76                1.48               2.9

Feb-05     2.50           2.26               1.89                1.64               2.9

Mar-05     2.75           2.34               2.12                1.98               3.2

[end line chart]


YOUR FUNDS' ANNUALIZED SEVEN-DAY SEC YIELDS AS OF MARCH 31, 2005

The Cash Management Trust of America                                     +2.12%
The U.S. Treasury Money Fund of America                                  +1.98%
     (reflecting a fee waiver, +1.96% without the waiver)
The Tax-Exempt Money Fund of America                                     +1.52%
     (reflecting a fee waiver, +1.50% without the waiver)
The Tax-Exempt Money Fund of America (taxable equivalent yield)(2)       +2.34%
     (reflecting a fee waiver, +2.31% without the waiver)


The seven-day SEC yields more accurately reflect the funds' current earnings than do their 30-day yields or total returns.

The fund's investment adviser is waiving a portion of its management fees for The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America. Results shown reflect the waiver, without which they would have been lower. Please see the funds' Financial Highlights tables on pages 44 and 64, respectively, for details.

(1) Equivalent to Securities and Exchange Commission (SEC) yields. Represents the 7-day month-end averages.

(2) Represents the fund's taxable equivalent yield calculated at the maximum effective 35.0% federal tax rate.

(3) Because income paid by The U.S. Treasury Money Fund of America is exempt from state and local taxes in most states, the fund's taxable equivalent yield would be higher than the rates shown in the chart.

[End Sidebar]

The outlook for continued economic growth and concerns about future gains in inflation are good indicators that the Federal Reserve Board will continue the pace of interest-rate increases. Since June 2004, the Fed has been steadily raising the target federal funds rate (the rate banks charge each other for overnight loans) in its effort to diminish the stimulative effect of low interest rates. Since the start of the funds' fiscal year, the target rate has been raised five times -- most recently on May 3 -- bringing it to 3.00%.

Any increase in the federal funds rate is quickly reflected in the yields on the three money market funds. (The chart on page 2 demonstrates the interplay between the federal funds rate and the funds' yields.) The Cash Management Trust of America invests a significant portion of its portfolio in high-quality, short-term commercial paper; The U.S. Treasury Money Fund of America invests entirely in U.S. Treasury bills; and The Tax-Exempt Money Fund of America invests in short-term municipal securities. Since the average maturities of the three funds range from 23 to 43 days, further federal funds rate increases will quickly boost yields in the funds.

THE FUNDS' OBJECTIVE

Our foremost objective in managing these money market funds is to protect our shareholders' principal, while providing a reasonable income return. Because of the stability and convenience they provide, American Funds money market funds can play a valuable role in your overall financial plan. Many investors have used the funds as a holding place for money targeted for emergencies or short-term goals, or designated to move into equity or fixed-income funds through a regular investment program.

Check-writing privileges and 24-hour access to your funds through American FundsLine(R) (800/325-3590) and the American Funds website (americanfunds.com) make these funds convenient holding places for your cash, regardless of your goal.

Thank you for selecting an American Funds money market fund for your investment portfolio. As always, we appreciate the confidence you have placed in us and look forward to helping you meet your long-term financial goals.

Cordially,

/s/ Paul G. Haaga. Jr.              /s/ Abner D. Goldstine

Paul G. Haaga, Jr.                  Abner D. Goldstine
Chairman of the Boards              President

May 11, 2005

For current information about the funds, visit americanfunds.com.



CASH MANAGEMENT TRUST OF AMERICA
Investment portfolio                                                  unaudited
March 31, 2005

[begin pie chart]

CASH MANAGEMENT TRUST OF AMERICA
Commercial paper                                      76.81%
Federal agency discount notes                         14.67
U.S. Treasuries                                        5.10
Certificates of deposit                                3.40
Other assets less liabilities                          0.02

[end pie chart]


THE CASH MANAGEMENT TRUST OF AMERICA
Investment portfolio, March 31, 2005



                                                                                        Principal    Market
                                                                              Yield at    amount     value
Short-term securities - 99.98%                                               acquisition  (000)      (000)

Certificates of deposit  -  3.40%
Toronto-Dominion Bank
  April 6, 2005                                                                 2.64%  $ 50,000  $  50,000
  May 16, 2005                                                                  2.83     50,000     49,997
Wells Fargo Bank, N.A.
  May 10, 2005                                                                  2.81    100,000    100,000
  May 12, 2005                                                                  2.81    100,000    100,000
Total certificates of deposit                                                                      299,997

Commercial paper  -  76.81%
3M Co.
  May 19, 2005                                                                  2.79     30,000     29,889
Abbott Laboratories Inc. (1)
  April 26, 2005                                                                2.66     50,000     49,904
  May 3, 2005                                                                   2.75     40,000     39,899
Alcon Capital Corp (1)
  April 7, 2005                                                                 2.57     50,000     49,975
Allied Irish Banks N.A. Inc. (1)
  April 8, 2005                                                                 2.66     50,000     49,971
American Express Credit Corp.
  April 20, 2005                                                                2.76     50,000     49,924
American Honda Finance Corp.
  April 11, 2005                                                                2.60     25,000     24,980
  April 18, 2005                                                                2.62     50,000     49,938
  April 26, 2005                                                                2.70     25,000     24,951
  May 6, 2005                                                                   2.72     50,000     49,869
Amsterdam Funding Corp. (1)
  April 6, 2005                                                                 2.60     50,000     49,978
  April 25, 2005                                                                2.69     50,000     49,907
Anheuser-Busch Cos. Inc. (1)
  April 4, 2005                                                                 2.52     50,000     49,990
Bank of America Corp.
  April 18, 2005                                                                2.65     65,000     64,918
  May 2, 2005                                                                   2.75    100,000     99,762
  May 6, 2005                                                                   2.82     35,000     34,902
Bank of Ireland (1)
  April 4, 2005                                                                 2.60     50,000     49,986
  April 8, 2005                                                                 2.60     50,000     49,971
Bank of Nova Scotia
  May 2, 2005                                                                   2.71     50,000     49,880
Barclays U.S. Funding LLC
  April 5, 2005                                                                 2.59     50,000     49,982
  April 11, 2005                                                                2.60     50,000     49,960
  May 4, 2005                                                                   2.79     50,000     49,869
Barton Capital LLC (1)
  April 22, 2005                                                                2.72     75,000     74,876
BellSouth Corp. (1)
  April 4, 2005                                                                 2.64     25,000     24,993
  April 7, 2005                                                                 2.63     50,000     49,974
  April 11, 2005                                                                2.59     50,000     49,961
BMW U.S. Capital LLC (1)
  April 22, 2005                                                                2.65     50,000     49,919
  April 27, 2005                                                                2.76     50,000     49,897
BNP Paribas Finance Inc.
  April 5, 2005                                                                 2.58     50,000     49,982
  April 15, 2005                                                                2.62     50,000     49,946
CAFCO, LLC (1)
  April 14, 2005                                                                2.64     55,000     54,944
  April 25, 2005                                                                2.73    145,000    144,726
Caisse d'Amortissement de la Dette Sociale
  April 18, 2005                                                                2.61     50,000     49,935
  April 29, 2005                                                                2.68     50,000     49,892
Calyon North America Inc.
  May 6, 2005                                                                   2.75     50,000     49,863
  May 17, 2005                                                                  2.83     50,000     49,816
Canadian Imperial Holdings Inc.
  April 15, 2005                                                                2.62     50,000     49,946
  May 31, 2005                                                                  2.90     50,000     49,755
Canadian Wheat Board
  April 21, 2005                                                                2.62     25,000     24,962
Caterpillar Financial Services Corp.
  April 7, 2005                                                                 2.64     40,000     39,980
  April 19, 2005                                                                2.73     30,000     29,957
CBA (Delaware) Finance Inc.
  May 3, 2005                                                                   2.73     50,000     49,878
ChevronTexaco Funding Corp.
  April 5, 2005                                                                 2.53    100,000     99,965
Clipper Receivables Co., LLC (1)
  April 13, 2005                                                                2.68     50,000     49,952
  April 19, 2005                                                                2.73    150,000    149,784
Coca-Cola Co.
  April 5, 2005                                                                 2.57     75,000     74,973
  April 29, 2005                                                                2.71     25,000     24,946
  May 5, 2005                                                                   2.74     50,000     49,867
  May 24, 2005                                                                  2.84     50,000     49,788
Colgate-Palmolive Co. (1)
  April 25, 2005                                                                2.75     50,000     49,905
DaimlerChrysler Revolving Auto Conduit LLC I
  April 5, 2005                                                                 2.66     25,000     24,991
DaimlerChrysler Revolving Auto Conduit LLC II
  April 22, 2005                                                                2.69     46,400     46,324
Danske Corp., Series A
  April 4, 2005                                                                 2.58     50,000     49,989
  April 29, 2005                                                                2.71     50,000     49,891
  May 9, 2005                                                                   2.75     50,000     49,853
Dexia Delaware LLC
  April 1, 2005                                                                 2.64     50,000     49,996
  April 15, 2005                                                                2.64     50,000     49,945
DuPont (E.I.) de Nemours & Co.
  April 12, 2005                                                                2.61    100,000     99,913
  April 29, 2005                                                                2.73     50,000     49,890
Emerson Electric Co. (1)
  April 18, 2005                                                                2.75     25,000     24,966
Export Development Canada
  April 8, 2005                                                                 2.53     50,000     49,972
Exxon Asset Management Co. (1)
  May 20, 2005                                                                  2.76     50,000     49,809
FCAR Owner Trust I
  May 10, 2005                                                                  2.82    100,000     99,681
First Data Corp.
  April 6, 2005                                                                 2.64     25,000     24,989
Gannett Co. (1)
  April 19, 2005                                                                2.65    100,000     99,860
  May 18, 2005                                                                  2.80     50,000     49,814
General Electric Capital Corp.
  April 21, 2005                                                                2.68     50,000     49,922
  May 13, 2005                                                                  2.79     50,000     49,834
  May 18, 2005                                                                  2.85    100,000     99,640
Harley-Davidson Funding Corp. (1)
  April 27, 2005                                                                2.75     20,000     19,959
HBOS Treasury Services PLC
  April 8, 2005                                                                 2.61     50,000     49,975
  April 18, 2005                                                                2.65     50,000     49,934
Hershey Foods Corp. (1)
  May 3, 2005                                                                   2.76     25,000     24,937
Hewlett-Packard Co. (1)
  April 26, 2005                                                                2.70    100,000     99,810
HSBC Finance Corp.
  April 11, 2005                                                                2.62    100,000     99,927
  May 16, 2005                                                                  2.87     50,000     49,817
International Business Machines Corp.
  May 6, 2005                                                                   2.76    100,000     99,724
ING (U.S.) Funding LLC
  April 1, 2005                                                                 2.62     50,000     49,996
  April 26, 2005                                                                2.70     50,000     49,903
IXIS Commercial Paper Corp. (1)
  April 21, 2005                                                                2.69    125,000    124,804
KfW International Finance Inc. (1)
  April 14, 2005                                                                2.59    150,000    149,860
Kimberly-Clark Worldwide Inc. (1)
  April 6, 2005                                                                 2.62     25,000     24,989
  May 10, 2005                                                                  2.79     25,000     24,923
Lloyds TSB Bank PLC
  April 1, 2005                                                                 2.62     50,000     49,996
Nestle Capital Corp. (1)
  May 27, 2005                                                                  2.86     50,000     49,785
New Center Asset Trust Plus
  April 19, 2005                                                                2.66    100,000     99,860
Old Line Funding, LLC (1)
  April 22, 2005                                                                2.70     50,000     49,918
Park Avenue Receivables Co., LLC (1)
  April 12, 2005                                                                2.66    125,000    124,889
  May 9, 2005                                                                   2.83     75,000     74,771
PepsiCo Inc. (1)
  April 6, 2005                                                                 2.60     50,000     49,978
  April 7, 2005                                                                 2.61     50,000     49,975
  May 11, 2005                                                                  2.76     50,000     49,843
Pfizer Inc (1)
  May 20, 2005                                                                  2.86     50,000     49,802
Pitney Bowes Inc. (1)
  April 11, 2005                                                                2.73     50,000     49,958
Private Export Funding Corp. (1)
  April 4, 2005                                                                 2.60     25,000     24,993
  April 21, 2005                                                                2.60     25,000     24,965
Procter & Gamble Co. (1)
  April 7, 2005                                                                 2.61    100,000     99,949
Shell Finance (U.K.) PLC
  May 18, 2005                                                                  2.83     75,000     74,718
Siemens Capital Co. LLC
  April 1, 2005                                                                 2.57     25,000     24,998
  April 6, 2005                                                                 2.58     50,000     49,982
SLM Corp. (1)
  April 6, 2005                                                                 2.76     50,000     49,977
Spintab AB (Swedmortgage)
  April 7, 2005                                                                 2.59     50,000     49,975
Stadshypotek Delaware Inc. (1)
  April 12, 2005                                                                2.63     35,000     34,969
Svenska Handelsbanken Inc.
  April 4, 2005                                                                 2.58     75,000     74,984
Three Pillars Funding, LLC (1)
  April 1, 2005                                                                 2.66     50,000     49,996
  April 18, 2005                                                                2.77     25,000     24,965
Thunder Bay Funding, LLC (1)
  April 1, 2005                                                                 2.59     25,000     24,998
  April 20, 2005                                                                2.66     36,155     36,102
Total Capital SA (1)
  May 23, 2005                                                                  2.84    100,000     99,586
Toyota Motor Credit Corp.
  April 11, 2005                                                                2.60     30,000     29,976
  May 23, 2005                                                                  2.88     45,000     44,814
Triple-A One Funding Corp. (1)
  April 1, 2005                                                                 2.67     30,000     29,998
  April 8, 2005                                                                 2.63     50,000     49,971
UBS Finance (Delaware) LLC
  April 25, 2005                                                                2.73    100,000     99,811
USAA Capital Corp.
  April 1, 2005                                                                 2.73     50,000     49,996
Variable Funding Capital Corp. (1)
  April 13, 2005                                                                2.63    120,000    119,894
  April 22, 2005                                                                2.68     80,000     79,870
Wal-Mart Stores Inc. (1)
  April 5, 2005                                                                 2.60     50,000     49,982
  May 3, 2005                                                                   2.73    125,000    124,688
Total commercial paper                                                                           6,771,556

Federal agency discount notes  -  14.67%
Fannie Mae
  May 11, 2005                                                                  2.79     50,000     49,842
Federal Farm Credit Banks
  April 1, 2005                                                                 2.49     35,200     35,198
  April 6, 2005                                                                 2.49     15,000     14,994
  April 8, 2005                                                                 2.53     50,000     49,972
  April 26, 2005                                                                2.68     50,000     49,904
Federal Home Loan Bank
  April 8, 2005                                                                 2.51     25,000     24,986
  April 15, 2005                                                                2.53    125,000    124,879
  April 20, 2005                                                                2.56     45,000     44,939
  April 29, 2005                                                                2.62     75,000     74,845
  May 4, 2005                                                                   2.71     25,000     24,936
Freddie Mac
  April 15, 2005                                                                2.63     25,000     24,973
  April 20, 2005                                                                2.58    125,000    124,829
  May 4, 2005                                                                   2.74    100,000     99,742
  May 25, 2005                                                                  2.83     50,000     49,766
International Bank for Reconstruction and Development
  April 4, 2005                                                                 2.57     50,000     49,986
  April 13, 2005                                                                2.58    100,000     99,907
  April 26, 2005                                                                2.52     50,000     49,902
  May 17, 2005                                                                  2.75     50,000     49,821
Tennessee Valley Authority
  April 7, 2005                                                                 2.51     34,900     34,883
  April 14, 2005                                                                2.57    165,000    164,836
  April 21, 2005                                                                2.62     50,000     49,924
Total federal agency discount notes                                                              1,293,064

U.S. Treasuries - 5.10%
U.S. Treasury Bills
  April 14, 2005                                                                2.54    100,000     99,903
  April 21, 2005                                                                2.70     50,000     49,923
  April 28, 2005                                                                2.57    200,000    199,627
  May 5, 2005                                                                   2.61    100,000     99,764
Total U.S. Treasuries                                                                              449,217


TOTAL INVESTMENT SECURITIES (COST: $8,813,696,000)                                               8,813,834
Other assets less liabilities                                                                        1,495

NET ASSETS                                                                                      $8,815,329


(1) Restricted securities that can be resold only to institutional investors. In practice, these securities are typically as liquid as unrestricted securities in the portfolio. The total value of all restricted securities was $3,356,065, which represented 38.07% of the net assets of the fund.

See Notes to Financial Statements


FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES                                                                                        unaudited
at March 31, 2005                                                        (dollars and shares in thousands, except per-share amounts)

Assets:
 Investment securities at market
  (cost: $8,813,696)                                                                                          $8,813,834
 Cash                                                                                                              2,125
 Receivables for:
  Sales of fund's shares                                                              $61,791
  Interest                                                                                212                     62,003
                                                                                                               8,877,962

Liabilities:
 Payables for:
  Repurchases of fund's shares                                                         56,670
  Dividends on fund's shares                                                              342
  Investment advisory services                                                          2,078
  Services provided by affiliates                                                       3,418
  Deferred Trustees' compensation                                                          59
  Other fees and expenses                                                                  66                     62,633
Net assets at March 31, 2005                                                                                  $8,815,329

Net assets consist of:
 Capital paid in on shares of beneficial interest                                                             $8,815,198
 Distributions in excess of net investment income                                                                    (7)
 Net unrealized appreciation                                                                                         138
Net assets at March 31, 2005                                                                                  $8,815,329





Shares of beneficial interest issued and outstanding - unlimited shares authorized, 8,815,196 total shares outstanding

                                                 Net assets             Shares outstanding       Net asset value per share

Class A                                          $7,602,700                   7,602,586                    $1.00
Class B                                             121,844                     121,843                     1.00
Class C                                              80,729                      80,727                     1.00
Class F                                              16,181                      16,180                     1.00
Class 529-A                                         124,654                     124,652                     1.00
Class 529-B                                           1,480                       1,481                     1.00
Class 529-C                                           6,528                       6,528                     1.00
Class 529-E                                           6,670                       6,670                     1.00
Class 529-F                                           3,649                       3,649                     1.00
Class R-1                                            11,868                      11,867                     1.00
Class R-2                                           406,728                     406,722                     1.00
Class R-3                                           251,303                     251,299                     1.00
Class R-4                                           100,470                     100,468                     1.00
Class R-5                                            80,525                      80,524                     1.00


See Notes to Financial Statements

STATEMENT OF OPERATIONS
for the six months ended March 31, 2005


Investment income:                                                                                                         unaudited
 Income:                                                                                                      (dollars in thousands)
  Interest                                                                                                       $96,184

 Fees and expenses:
  Investment advisory services                                                        $12,166
  Distribution services                                                                 6,958
  Transfer agent services                                                               5,838
  Administrative services                                                               2,091
  Reports to shareholders                                                                 272
  Registration statement and prospectus                                                   465
  Postage, stationery and supplies                                                      1,367
  Trustees' compensation                                                                   37
  Auditing and legal                                                                       40
  Custodian                                                                                86
  State and local taxes                                                                    26
  Other                                                                                    64
  Total expenses before reimbursements                                                 29,410
   Reimbursement of expenses                                                            2,733                     26,677
 Net investment income                                                                                            69,507

Net unrealized
 appreciation on investments                                                                                         246
Net increase in net assets resulting
 from operations                                                                                                 $69,753



See Notes to Financial Statements





STATEMENT OF CHANGES IN NET ASSETS                                                                            (dollars in thousands)

                                                                                     Six months                 Year ended
                                                                                   ended March 31,            September 30,
                                                                                        2005*                      2004
Operations:
 Net investment income                                                                $69,507                    $66,502
 Net unrealized appreciation (depreciation)
  on investments                                                                          246                        (89)
  Net increase in net assets
   resulting from operations                                                           69,753                     66,413

Dividends paid or accrued to
 shareholders from net investment income                                              (69,512)                   (66,502)

Capital share transactions                                                            (89,960)                   174,556

Total (decrease) increase in net assets                                               (89,719)                   174,467

Net assets:
 Beginning of period                                                                8,905,048                  8,730,581
 End of period                                                                     $8,815,329                 $8,905,048

*Unaudited

See Notes to Financial Statements




Notes to financial statements                                         unaudited

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization - The Cash Management Trust of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality, short-term money market instruments.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica(R) savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:





      SHARE CLASS       INITIAL SALES CHARGE    CONTINGENT DEFERRED SALES            CONVERSION FEATURE
                                                 CHARGE UPON REDEMPTION

  Classes A and 529-A           None                      None                               None

  Classes B and 529-B           None              Declines from 5% to zero            Classes B and 529-B
                                                   for redemptions within          convert to classes A and
                                                   six years of purchase             529-A, respectively,
                                                                                      after eight years

        Class C                 None            1% for redemptions within         Class C converts to Class F
                                                   one year of purchase                 after 10 years

      Class 529-C               None            1% for redemptions within                    None
                                                   one year of purchase

      Class 529-E               None                      None                               None

  Classes F and 529-F           None                      None                               None

Classes R-1, R-2, R-3,          None                      None                               None
      R-4 and R-5



Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

CollegeAmerica  is a registered  trademark of the Virginia  College Savings
Plan.(SM)

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         NET ASSET VALUE - The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share.

         SECURITY VALUATION - Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities purchased with greater than 60 days to maturity with 60 days or less remaining to maturity is determined based on the market value on the 61st day. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

         SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         Dividends to shareholders -Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of March 31, 2005, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund. As of March 31, 2005, the cost of investment securities for federal income tax purposes was $8,813,696,000.

As of March 31, 2005, the components of distributable earnings on a tax basis were as follows (dollars in thousands):


Undistributed net investment income.                                        $394

Gross unrealized appreciation on investment securities                       173

Gross unrealized depreciation on investment securities                      (35)

Net unrealized appreciation on investment securities                         138

Distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):




SHARE CLASS           SIX MONTHS ENDED MARCH 31, 2005        YEAR ENDED SEPTEMBER 30, 2004
Class A                                      $ 63,524                             $ 64,312
Class B                                           525                                  173
Class C                                           249                                   86
Class F                                           157                                   90
Class 529-A                                       887                                  482
Class 529-B                                         6                                    1
Class 529-C                                        17                                    5
Class 529-E                                        33                                    7
Class 529-F                                        24                                    7
Class R-1                                          37                                   10
Class R-2                                       1,412                                  294
Class R-3                                       1,292                                  292
Class R-4                                         625                                  217
Class R-5                                         724                                  526
Total                                        $ 69,512                             $ 66,502



3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.320% on the first $1 billion of daily net assets and decreasing to 0.270% on such assets in excess of $2 billion.

The Investment Advisory and Service Agreement also provides that CRMC will reimburse the fund's Class A shares to the extent that annual operating expenses exceed 25% of gross income. Expenses related to interest, taxes, brokerage commissions and extraordinary items are not subject to these limitations. At the beginning of the period, low income levels, caused by low short-term interest rates, resulted in expenses exceeding this limit. At March 31, 2005, higher income levels resulted in the fund's expenses falling within the limit. During the six months ended March 31, 2005, these reimbursements totaled $2,183,000. As a result, the fee shown on the accompanying financial statements of $12,166,000, which was equivalent to an annualized rate of 0.278%, was reduced to $9,983,000, or 0.228% of average daily net assets. The amount of reimbursement during any period will vary in accordance with the fund's gross income and expense levels.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.15% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits. All share classes may use a portion (0.15% for classes A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.




         SHARE CLASS                         CURRENTLY APPROVED LIMITS            PLAN LIMITS

         Class A                                        0.15%                         0.15%

         Class 529-A                                    0.15                          0.50

         Classes B and 529-B                            0.90                          0.90

         Classes C, 529-C and R-1                       1.00                          1.00

         Class R-2                                      0.75                          1.00

         Classes 529-E and R-3                          0.50                          0.75

         Classes F, 529-F and R-4                       0.25                          0.50



         TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described on the following page.

         ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and
         B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the six months ended March 31, 2005, CRMC agreed to pay a portion of these fees for classes R-1, R-2 and R-3. For the six months ended March 31, 2005, the total fees paid by CRMC were $3,000, $506,000 and $41,000 for classes R-1, R-2 and R-3, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

         Expenses under the agreements described on the previous page for the six months ended March 31, 2005, were as follows (dollars in thousands):




           SHARE CLASS    DISTRIBUTION    TRANSFER AGENT                     ADMINISTRATIVE SERVICES
                            SERVICES         SERVICES

                                                                  CRMC          TRANSFER AGENT       COMMONWEALTH OF
                                                             ADMINISTRATIVE        SERVICES              VIRGINIA
                                                                SERVICES                              ADMINISTRATIVE
                                                                                                         SERVICES

             Class A         $3,699           $5,756         Not applicable     Not applicable        Not applicable

             Class B            580              82          Not applicable     Not applicable        Not applicable

             Class C            392          Included              $59                 $19            Not applicable
                                                in
                                          administrative
                                             services

             Class F              29         Included               17                   6            Not applicable
                                                in
                                          administrative
                                             services

           Class 529-A           45          Included               88                  23                  $59
                                                in
                                          administrative
                                             services

           Class 529-B             9         Included                1                   1                    1
                                                in
                                          administrative
                                             services

           Class 529-C           30          Included                4                   2                    3
                                                in
                                          administrative
                                             services

           Class 529-E            15         Included                5                   1                    3
                                                in
                                          administrative
                                             services

           Class 529-F             4         Included                3                   1                    2
                                                in
                                          administrative
                                             services

            Class R-1            52          Included                8                   6            Not applicable
                                                in
                                          administrative
                                             services

            Class R-2         1,424          Included              285               1,013            Not applicable
                                                in
                                          administrative
                                             services

            Class R-3          575           Included              172                 195            Not applicable
                                                in
                                          administrative
                                             services

            Class R-4          104           Included               62                   4            Not applicable
                                                in
                                          administrative
                                             services

            Class R-5    Not applicable      Included               41                   7            Not applicable
                                                in
                                          administrative
                                             services

              Total          $6,958           $5,838              $745              $1,278                  $68



At the beginning of the period, due to lower short-term interest rates, CRMC agreed to pay a portion of the class-specific fees and expenses. For the six months ended March 31, 2005, the total fees paid by CRMC for Class 529-C were $115.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees' compensation in the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):



Share class                                                                 Sales(1)               Reinvestments of dividends
                                                                     Amount          Shares          Amount          Shares
Six months ended March 31, 2005
Class A                                                           $ 6,698,728       6,698,728       $ 61,148         61,148
Class B                                                                46,326          46,326            480            480
Class C                                                                74,304          74,304            220            220
Class F                                                                37,633          37,633            137            137
Class 529-A                                                            51,619          51,619            877            877
Class 529-B                                                               377             377              6              6
Class 529-C                                                             2,411           2,411             17             17
Class 529-E                                                             3,027           3,027             33             33
Class 529-F                                                             1,529           1,529             23             23
Class R-1                                                              12,128          12,128             36             36
Class R-2                                                             506,495         506,495          1,359          1,359
Class R-3                                                             314,169         314,169          1,249          1,249
Class R-4                                                             158,047         158,047            599            599
Class R-5                                                             124,446         124,446            708            708
Total net increase
   (decrease)                                                     $ 8,031,239       8,031,239       $ 66,892         66,892

Year ended September 30, 2004
Class A                                                          $ 13,520,809      13,520,809       $ 61,845         61,845
Class B                                                               154,993         154,993            157            157
Class C                                                               192,284         192,284             77             77
Class F                                                               103,416         103,416             82             82
Class 529-A                                                           108,238         108,238            475            475
Class 529-B                                                             2,040           2,040              1              1
Class 529-C                                                             5,325           5,325              4              4
Class 529-E                                                             4,489           4,489              7              7
Class 529-F                                                             3,316           3,316              7              7
Class R-1                                                              30,040          30,040              9              9
Class R-2                                                           1,008,066       1,008,066            279            279
Class R-3                                                             546,922         546,922            282            282
Class R-4                                                             163,157         163,157            208            208
Class R-5                                                             184,623         184,623            497            497
Total net increase
   (decrease)                                                    $ 16,027,718      16,027,718       $ 63,930         63,930


Share class                                                             Repurchases(1)                  Net (decrease) increase
                                                                   Amount            Shares              Amount         Shares
Six months ended March 31, 2005
Class A                                                          $ (6,923,399)     (6,923,399)        $ (163,523)      (163,523)
Class B                                                               (81,675)        (81,675)           (34,869)       (34,869)
Class C                                                               (97,904)        (97,904)           (23,380)       (23,380)
Class F                                                               (60,378)        (60,378)           (22,608)       (22,608)
Class 529-A                                                           (40,002)        (40,002)            12,494         12,494
Class 529-B                                                              (908)           (908)              (525)          (525)
Class 529-C                                                            (1,569)         (1,569)               859            859
Class 529-E                                                            (1,681)         (1,681)             1,379          1,379
Class 529-F                                                            (1,142)         (1,142)               410            410
Class R-1                                                             (10,165)        (10,165)             1,999          1,999
Class R-2                                                            (449,631)       (449,631)            58,223         58,223
Class R-3                                                            (274,636)       (274,636)            40,782         40,782
Class R-4                                                            (123,151)       (123,151)            35,495         35,495
Class R-5                                                            (121,850)       (121,850)             3,304          3,304
Total net increase
   (decrease)                                                    $ (8,188,091)     (8,188,091)         $ (89,960)       (89,960)

Year ended September 30, 2004
Class A                                                         $ (13,726,229)    (13,726,229)        $ (143,575)      (143,575)
Class B                                                              (171,364)       (171,364)           (16,214)       (16,214)
Class C                                                              (176,973)       (176,973)            15,388         15,388
Class F                                                               (72,052)        (72,052)            31,446         31,446
Class 529-A                                                           (85,852)        (85,852)            22,861         22,861
Class 529-B                                                            (1,117)         (1,117)               924            924
Class 529-C                                                            (3,117)         (3,117)             2,212          2,212
Class 529-E                                                            (3,819)         (3,819)               677            677
Class 529-F                                                            (2,402)         (2,402)               921            921
Class R-1                                                             (27,861)        (27,861)             2,188          2,188
Class R-2                                                            (865,474)       (865,474)           142,871        142,871
Class R-3                                                            (474,880)       (474,880)            72,324         72,324
Class R-4                                                            (124,548)       (124,548)            38,817         38,817
Class R-5                                                            (181,404)       (181,404)             3,716          3,716
Total net increase
   (decrease)                                                   $ (15,917,092)    (15,917,092)         $ 174,556        174,556



(1)  Includes exchanges between share classes of the fund.


5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

 The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended March 31, 2005, the custodian fee of $86,000, shown on the accompanying financial statements, includes $8,000 that was offset by this reduction, rather than paid in cash.




FINANCIAL HIGHLIGHTS (1)


                                                                       Net asset                                      Dividends
                                                                         value,                    Net                from net
                                                                       beginning                investment           investment
                                                                       of period                income (2)             income
Class A:
 Six months ended 3/31/2005 (5)                                          $1.00                    $.008               $(.008)
 Year ended 9/30/2004                                                     1.00                     .008                (.008)
 Year ended 9/30/2003                                                     1.00                     .011                (.011)
 Year ended 9/30/2002                                                     1.00                     .013                (.013)
 Year ended 9/30/2001                                                     1.00                     .045                (.045)
 Year ended 9/30/2000                                                     1.00                     .055                (.055)
Class B:
 Six months ended 3/31/2005 (5)                                           1.00                     .004                (.004)
 Year ended 9/30/2004                                                     1.00                     .001                (.001)
 Year ended 9/30/2003                                                     1.00                     .001                (.001)
 Year ended 9/30/2002                                                     1.00                     .005                (.005)
 Year ended 9/30/2001                                                     1.00                     .037                (.037)
 Period from 3/15/2000 to 9/30/2000                                       1.00                     .027                (.027)
Class C:
 Six months ended 3/31/2005 (5)                                           1.00                     .003                (.003)
 Year ended 9/30/2004                                                     1.00                     .001                (.001)
 Year ended 9/30/2003                                                     1.00                     .001                (.001)
 Year ended 9/30/2002                                                     1.00                     .004                (.004)
 Period from 3/16/2001 to 9/30/2001                                       1.00                     .014                (.014)
Class F:
 Six months ended 3/31/2005 (5)                                           1.00                     .007                (.007)
 Year ended 9/30/2004                                                     1.00                     .004                (.004)
 Year ended 9/30/2003                                                     1.00                     .006                (.006)
 Year ended 9/30/2002                                                     1.00                     .011                (.011)
 Period from 3/26/2001 to 9/30/2001                                       1.00                     .017                (.017)
Class 529-A:
 Six months ended 3/31/2005 (5)                                           1.00                     .008                (.008)
 Year ended 9/30/2004                                                     1.00                     .005                (.005)
 Year ended 9/30/2003                                                     1.00                     .007                (.007)
 Period from 2/15/2002 to 9/30/2002                                       1.00                     .007                (.007)
Class 529-B:
 Six months ended 3/31/2005 (5)                                           1.00                     .003                (.003)
 Year ended 9/30/2004                                                     1.00                     .001                (.001)
 Year ended 9/30/2003                                                     1.00                     .001                (.001)
 Period from 6/7/2002 to 9/30/2002                                        1.00                     .001                (.001)
Class 529-C:
 Six months ended 3/31/2005 (5)                                           1.00                     .003                (.003)
 Year ended 9/30/2004                                                     1.00                     .001                (.001)
 Year ended 9/30/2003                                                     1.00                     .001                (.001)
 Period from 4/2/2002 to 9/30/2002                                        1.00                     .002                (.002)
Class 529-E:
 Six months ended 3/31/2005 (5)                                           1.00                     .005                (.005)
 Year ended 9/30/2004                                                     1.00                     .002                (.002)
 Year ended 9/30/2003                                                     1.00                     .002                (.002)
 Period from 3/11/2002 to 9/30/2002                                       1.00                     .004                (.004)
Class 529-F:
 Six months ended 3/31/2005 (5)                                           1.00                     .007                (.007)
 Year ended 9/30/2004                                                     1.00                     .003                (.003)
 Year ended 9/30/2003                                                     1.00                     .004                (.004)
 Period from 9/16/2002 to 9/30/2002                                       1.00                      -   (8)             -     (8)
Class R-1:
 Six months ended 3/31/2005 (5)                                           1.00                     .003                (.003)
 Year ended 9/30/2004                                                     1.00                     .001                (.001)
 Year ended 9/30/2003                                                     1.00                     .001                (.001)
 Period from 5/29/2002 to 9/30/2002                                       1.00                     .001                (.001)
Class R-2:
 Six months ended 3/31/2005 (5)                                           1.00                     .004                (.004)
 Year ended 9/30/2004                                                     1.00                     .001                (.001)
 Year ended 9/30/2003                                                     1.00                     .001                (.001)
 Period from 5/21/2002 to 9/30/2002                                       1.00                     .001                (.001)
Class R-3:
 Six months ended 3/31/2005 (5)                                           1.00                     .006                (.006)
 Year ended 9/30/2004                                                     1.00                     .002                (.002)
 Year ended 9/30/2003                                                     1.00                     .002                (.002)
 Period from 6/4/2002 to 9/30/2002                                        1.00                     .002                (.002)
Class R-4:
 Six months ended 3/31/2005 (5)                                           1.00                     .007                (.007)
 Year ended 9/30/2004                                                     1.00                     .004                (.004)
 Year ended 9/30/2003                                                     1.00                     .006                (.006)
 Period from 6/27/2002 to 9/30/2002                                       1.00                     .002                (.002)
Class R-5:
 Six months ended 3/31/2005 (5)                                           1.00                     .009                (.009)
 Year ended 9/30/2004                                                     1.00                     .007                (.007)
 Year ended 9/30/2003                                                     1.00                     .009                (.009)
 Period from 5/15/2002 to 9/30/2002                                       1.00                     .005                (.005)




                                                                        Net asset                                   Net assets,
                                                                       value, end                 Total            end of period
                                                                        of period              return (3)          (in millions)
Class A:
 Six months ended 3/31/2005 (5)                                          $1.00                     .84%               $7,603
 Year ended 9/30/2004                                                     1.00                     .84                 7,766
 Year ended 9/30/2003                                                     1.00                    1.05                 7,910
 Year ended 9/30/2002                                                     1.00                    1.35                 8,305
 Year ended 9/30/2001                                                     1.00                    4.63                 7,075
 Year ended 9/30/2000                                                     1.00                    5.66                 5,417
Class B:
 Six months ended 3/31/2005 (5)                                           1.00                     .42                   122
 Year ended 9/30/2004                                                     1.00                     .12                   157
 Year ended 9/30/2003                                                     1.00                     .13                   173
 Year ended 9/30/2002                                                     1.00                     .53                   158
 Year ended 9/30/2001                                                     1.00                    3.75                    46
 Period from 3/15/2000 to 9/30/2000                                       1.00                    2.73                     1
Class C:
 Six months ended 3/31/2005 (5)                                           1.00                     .34                    81
 Year ended 9/30/2004                                                     1.00                     .10                   104
 Year ended 9/30/2003                                                     1.00                     .12                    89
 Year ended 9/30/2002                                                     1.00                     .40                   100
 Period from 3/16/2001 to 9/30/2001                                       1.00                    1.40                    13
Class F:
 Six months ended 3/31/2005 (5)                                           1.00                     .72                    16
 Year ended 9/30/2004                                                     1.00                     .41                    39
 Year ended 9/30/2003                                                     1.00                     .55                     7
 Year ended 9/30/2002                                                     1.00                    1.13                    10
 Period from 3/26/2001 to 9/30/2001                                       1.00                    1.71                     4
Class 529-A:
 Six months ended 3/31/2005 (5)                                           1.00                     .75                   125
 Year ended 9/30/2004                                                     1.00                     .47                   112
 Year ended 9/30/2003                                                     1.00                     .66                    89
 Period from 2/15/2002 to 9/30/2002                                       1.00                     .73                    34
Class 529-B:
 Six months ended 3/31/2005 (5)                                           1.00                     .32                     1
 Year ended 9/30/2004                                                     1.00                     .10                     2
 Year ended 9/30/2003                                                     1.00                     .12                     1
 Period from 6/7/2002 to 9/30/2002                                        1.00                     .09                     -  (7)
Class 529-C:
 Six months ended 3/31/2005 (5)                                           1.00                     .28                     6
 Year ended 9/30/2004                                                     1.00                     .10                     6
 Year ended 9/30/2003                                                     1.00                     .12                     3
 Period from 4/2/2002 to 9/30/2002                                        1.00                     .15                     1
Class 529-E:
 Six months ended 3/31/2005 (5)                                           1.00                     .54                     7
 Year ended 9/30/2004                                                     1.00                     .15                     5
 Year ended 9/30/2003                                                     1.00                     .22                     5
 Period from 3/11/2002 to 9/30/2002                                       1.00                     .39                     1
Class 529-F:
 Six months ended 3/31/2005 (5)                                           1.00                     .66                     4
 Year ended 9/30/2004                                                     1.00                     .28                     3
 Year ended 9/30/2003                                                     1.00                     .43                     2
 Period from 9/16/2002 to 9/30/2002                                       1.00                     .04                     -  (7)
Class R-1:
 Six months ended 3/31/2005 (5)                                           1.00                     .34                    12
 Year ended 9/30/2004                                                     1.00                     .10                    10
 Year ended 9/30/2003                                                     1.00                     .12                     8
 Period from 5/29/2002 to 9/30/2002                                       1.00                     .10                     1
Class R-2:
 Six months ended 3/31/2005 (5)                                           1.00                     .36                   407
 Year ended 9/30/2004                                                     1.00                     .11                   348
 Year ended 9/30/2003                                                     1.00                     .12                   206
 Period from 5/21/2002 to 9/30/2002                                       1.00                     .11                    23
Class R-3:
 Six months ended 3/31/2005 (5)                                           1.00                     .55                   251
 Year ended 9/30/2004                                                     1.00                     .16                   211
 Year ended 9/30/2003                                                     1.00                     .23                   138
 Period from 6/4/2002 to 9/30/2002                                        1.00                     .22                    15
Class R-4:
 Six months ended 3/31/2005 (5)                                           1.00                     .74                   100
 Year ended 9/30/2004                                                     1.00                     .43                    65
 Year ended 9/30/2003                                                     1.00                     .55                    26
 Period from 6/27/2002 to 9/30/2002                                       1.00                     .23                     1
Class R-5:
 Six months ended 3/31/2005 (5)                                           1.00                     .89                    80
 Year ended 9/30/2004                                                     1.00                     .72                    77
 Year ended 9/30/2003                                                     1.00                     .87                    74
 Period from 5/15/2002 to 9/30/2002                                       1.00                     .50                    49




                                                                    Ratio of expenses        Ratio of expenses          Ratio of
                                                                      to average net           to average net          net income
                                                                      assets before             assets after           to average
                                                                      reimbursements           reimbursements(4)       net assets
Class A:
 Six months ended 3/31/2005 (5)                                            .58% (6)                .53%(6)                1.67% (6)
 Year ended 9/30/2004                                                      .57                     .28                     .84
 Year ended 9/30/2003                                                      .55                     .23                    1.05
 Year ended 9/30/2002                                                      .59                     .59                    1.33
 Year ended 9/30/2001                                                      .59                     .59                    4.48
 Year ended 9/30/2000                                                      .61                     .61                    5.53
Class B:
 Six months ended 3/31/2005 (5)                                           1.36  (6)               1.36 (6)                 .81  (6)
 Year ended 9/30/2004                                                     1.34                    1.02                     .12
 Year ended 9/30/2003                                                     1.38                    1.14                     .14
 Year ended 9/30/2002                                                     1.40                    1.40                     .47
 Year ended 9/30/2001                                                     1.41                    1.41                    3.01
 Period from 3/15/2000 to 9/30/2000                                       1.43  (6)               1.43 (6)                5.21  (6)
Class C:
 Six months ended 3/31/2005 (5)                                           1.53  (6)               1.53 (6)                 .64  (6)
 Year ended 9/30/2004                                                     1.51                    1.05                     .10
 Year ended 9/30/2003                                                     1.55                    1.16                     .12
 Year ended 9/30/2002                                                     1.55                    1.51                     .31
 Period from 3/16/2001 to 9/30/2001                                       1.55  (6)               1.55 (6)                2.05  (6)
Class F:
 Six months ended 3/31/2005 (5)                                            .75  (6)                .75 (6)                1.34  (6)
 Year ended 9/30/2004                                                      .72                     .71                     .61
 Year ended 9/30/2003                                                      .73                     .73                     .58
 Year ended 9/30/2002                                                      .77                     .77                    1.11
 Period from 3/26/2001 to 9/30/2001                                        .80  (6)                .80 (6)                3.09  (6)
Class 529-A:
 Six months ended 3/31/2005 (5)                                            .70  (6)                .70 (6)                 1.51 (6)
 Year ended 9/30/2004                                                      .67                     .66                     .48
 Year ended 9/30/2003                                                      .62                     .62                     .61
 Period from 2/15/2002 to 9/30/2002                                        .60  (6)                .60 (6)                1.16  (6)
Class 529-B:
 Six months ended 3/31/2005 (5)                                            1.55 (6)               1.55 (6)                 .62  (6)
 Year ended 9/30/2004                                                      1.53                   1.06                     .10
 Year ended 9/30/2003                                                      1.52                   1.13                     .12
 Period from 6/7/2002 to 9/30/2002                                         .47                     .47                     .08
Class 529-C:
 Six months ended 3/31/2005 (5)                                            1.64 (6)               1.63 (6)                 .58  (6)
 Year ended 9/30/2004                                                      1.63                   1.05                     .10
 Year ended 9/30/2003                                                      1.62                   1.11                     .11
 Period from 4/2/2002 to 9/30/2002                                         .79                     .75                     .12
Class 529-E:
 Six months ended 3/31/2005 (5)                                            1.12 (6)               1.12 (6)                1.10  (6)
 Year ended 9/30/2004                                                      1.11                    .98                     .15
 Year ended 9/30/2003                                                      1.11                   1.05                     .17
 Period from 3/11/2002 to 9/30/2002                                        1.09 (6)               1.09 (6)                 .66  (6)
Class 529-F:
 Six months ended 3/31/2005 (5)                                            .87  (6)                .87 (6)                1.34  (6)
 Year ended 9/30/2004                                                      .86                     .85                     .30
 Year ended 9/30/2003                                                      .85                     .85                     .33
 Period from 9/16/2002 to 9/30/2002                                        .03                     .03                     .04
Class R-1:
 Six months ended 3/31/2005 (5)                                            1.57 (6)               1.51(6)                  .70  (6)
 Year ended 9/30/2004                                                      1.56                   1.03                     .10
 Year ended 9/30/2003                                                      1.61                   1.08                     .10
 Period from 5/29/2002 to 9/30/2002                                        .71                     .51                     .09
Class R-2:
 Six months ended 3/31/2005 (5)                                            1.74 (6)               1.47 (6)                 .74  (6)
 Year ended 9/30/2004                                                      1.76                   1.03                     .11
 Year ended 9/30/2003                                                      1.68                   1.08                     .11
 Period from 5/21/2002 to 9/30/2002                                        .57                     .52                     .11
Class R-3:
 Six months ended 3/31/2005 (5)                                            1.13 (6)               1.09 (6)                1.12  (6)
 Year ended 9/30/2004                                                      1.12                    .97                     .16
 Year ended 9/30/2003                                                      1.10                   1.03                     .17
 Period from 6/4/2002 to 9/30/2002                                         .37                     .34                     .22
Class R-4:
 Six months ended 3/31/2005 (5)                                            .72  (6)                .72  (6)               1.50  (6)
 Year ended 9/30/2004                                                      .71                     .70                     .46
 Year ended 9/30/2003                                                      .72                     .72                     .48
 Period from 6/27/2002 to 9/30/2002                                        .30                     .19                     .27
Class R-5:
 Six months ended 3/31/2005 (5)                                            .42  (6)                .42  (6)               1.78  (6)
 Year ended 9/30/2004                                                      .42                     .40                     .75
 Year ended 9/30/2003                                                      .41                     .41                     .84
 Period from 5/15/2002 to 9/30/2002                                        .16                     .16                     .50



(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

(2)  Based on average shares outstanding.

(3) Total returns exclude all sales charges, including contingent deferred sales charges.

(4) The ratios in this column reflect the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC reimbursed expenses, as provided by the Investment Advisory and Service Agreement. During the start-up period for the retirement plan share classes (except R-5), CRMC agreed to pay a portion of the fees related to transfer agent services. In addition, during some of the periods shown, due to lower short-term interest rates, CRMC agreed to pay a portion of the class-specific fees and expenses for some of the share classes.

(5)  Unaudited.

(6)  Annualized.

(7)  Amount less than $1 million.

(8)  Amount less than $.001.


See Notes to Financial Statements


THE CASH MANAGEMENT TRUST OF AMERICA

OTHER SHARE CLASS RESULTS (unaudited)

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2005:



                                                                                1 year           5 years       Life of class

Class B shares(1)
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are
     sold within six years of purchase                                          -4.51%           +1.11%          +1.32%(2)
Not reflecting CDSC                                                             +0.49%           +1.49%          +1.51%(2)

Class C shares(1)
Reflecting CDSC, maximum of 1%, payable only if
     shares are sold within one year of purchase                                -0.61%               --          +0.58%(3)
Not reflecting CDSC                                                             +0.39%               --          +0.58%(3)

Class F shares(4)
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                            +0.96%               --          +1.13%(5)

Class 529-A shares                                                              +1.02%               --          +0.84%(6)

Class 529-B shares(1)
Reflecting applicable CDSC, maximum of 5%, payable
     only if shares are sold within six years of purchase                       -4.62%               --          -1.21%(7)
Not reflecting CDSC                                                             +0.38%               --          +0.23%(7)

Class 529-C shares(1)
Reflecting CDSC, maximum of 1%, payable only if
     shares are sold within one year of purchase                                -0.67%               --          +0.22%(8)
Not reflecting CDSC                                                             +0.33%               --          +0.22%(8)

Class 529-E shares(1,4)                                                         +0.64%               --          +0.42%(9)

Class 529-F shares(1,4)
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                            +0.84%               --          +0.56%(10)


(1) The fund's investment adviser has reimbursed certain expenses. Results shown reflect the reimbursement, without which they would have been lower. Please see the Financial Highlights table on page 22 for details.

(2)  From March 15, 2000, when Class B shares were first sold.

(3)  From March 16, 2001, when Class C shares were first sold.

(4) These shares are sold without any initial or contingent deferred sales charge.

(5)  From March 26, 2001, when Class F shares were first sold.

(6)  From February 15, 2002, when Class 529-A shares were first sold.

(7)  From June 7, 2002, when Class 529-B shares were first sold.

(8)  From April 2, 2002, when Class 529-C shares were first sold.

(9)  From March 11, 2002, when Class 529-E shares were first sold.

(10) From September 16, 2002, when Class 529-F shares were first sold.


EXPENSE EXAMPLE (unaudited)


As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 through March 31, 2005).

ACTUAL EXPENSES:
The first line of each share class in the table on page 29 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES: The second line of each share class in the table on page 29 provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain shareholders, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



                                                Beginning       Ending      Expenses      Annualized
                                                 account       account     paid during   expense ratio
                                                  value         value      period(1)
                                                10/1/2004     3/31/2005



Class A -- actual return                      $1,000.00        $1,008.38     $2.65            .53%

Class A -- assumed 5% return                   1,000.00         1,022.29      2.67            .53


Class B -- actual return                       1,000.00         1,004.21      6.80           1.36

Class B -- assumed 5% return                   1,000.00         1,018.15      6.84           1.36


Class C -- actual return                       1,000.00         1,003.35      7.64           1.53

Class C -- assumed 5% return                   1,000.00         1,017.30      7.70           1.53


Class F -- actual return                       1,000.00         1,007.16      3.75            .75

Class F -- assumed 5% return                   1,000.00         1,021.19      3.78            .75


Class 529-A -- actual return                   1,000.00         1,007.51      3.50            .70

Class 529-A -- assumed 5% return               1,000.00         1,021.44      3.53            .70


Class 529-B -- actual return                   1,000.00         1,003.23      7.74           1.55

Class 529-B -- assumed 5% return               1,000.00         1,017.20      7.80           1.55


Class 529-C -- actual return                   1,000.00         1,002.83      8.14           1.63

Class 529-C -- assumed 5% return               1,000.00         1,016.80      8.20           1.63


Class 529-E -- actual return                                    1,005.39      5.60           1.12
                                               1,000.00

Class 529-E -- assumed 5% return               1,000.00         1,019.35      5.64           1.12


Class 529-F -- actual return                   1,000.00         1,006.63      4.35            .87

Class 529-F -- assumed 5% return               1,000.00         1,020.59      4.38            .87


Class R-1 -- actual return                     1,000.00         1,003.45      7.54           1.51

Class R-1 -- assumed 5% return                 1,000.00         1,017.40      7.59           1.51


Class R-2 -- actual return                     1,000.00         1,003.63      7.34           1.47

Class R-2 -- assumed 5% return                 1,000.00         1,017.60      7.39           1.47


Class R-3 -- actual return                     1,000.00         1,005.55      5.45           1.09

Class R-3 -- assumed 5% return                 1,000.00         1,019.50      5.49           1.09


Class R-4 -- actual return                     1,000.00         1,007.42      3.60            .72

Class R-4 -- assumed 5% return                 1,000.00         1,021.34      3.63            .72


Class R-5 -- actual return                     1,000.00         1,008.89      2.10            .42

Class R-5 -- assumed 5% return                 1,000.00         1,022.84      2.12            .42



(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 365 (to reflect the one-half year period).


THE CASH MANAGEMENT TRUST OF AMERICA

APPROVAL OF RENEWAL OF INVESTMENT ADVISORY AND SERVICE AGREEMENT

The fund's Board of Trustees has unanimously approved renewal of the fund's Investment Advisory and Service Agreement (the "agreement") with Capital Research and Management Company ("CRMC") for an additional one-year term through May 31, 2006, following the unanimous recommendation of the fund's Contracts Committee (the "Committee"), composed of all of the fund's independent Trustees. The material factors and the conclusions that formed the basis for the Committee's recommendation and the Board's subsequent approval are described below.

MATERIALS REVIEWED

During the course of each year, the independent Trustees receive a wide variety of materials relating to the nature, extent and quality of services provided by CRMC. In addition, the Committee requests and reviews supplementary information focused on evaluating the agreement. This includes extensive materials regarding investment results of the fund and CRMC, advisory fee and expense comparisons, financial and profitability information with respect to CRMC, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the fund.

INVESTMENT RESULTS

The Committee reviewed the investment results of the fund and compared those results with the Lipper Money Market Funds Index and selected funds included in that index. The Committee noted that the fund's investment results surpassed those of the index as well as the average of the selected funds for the one-, three- and five-year periods ended December 31, 2004, and matched the performance of the index and the average of the selected funds for the 10-year period ended on that date. The Committee also noted that investment results in 2003 and 2004 benefited from a contractual expense reimbursement requirement that helped maintain fund yields during that period of low interest rates.

CRMC AND ITS PERSONNEL

The Committee also considered the depth and quality of CRMC's research capabilities; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; the experience, capability and integrity of its senior management; its commitment to ensuring compliance with applicable laws and regulations; its efforts to keep the Trustees informed; and its sensitivity to matters that may involve conflicts of interest with the fund.

ADVISORY FEES AND TOTAL EXPENSES

The Committee compared the advisory fees and total expenses of the fund (as a percentage of average net assets) with the average fees and expenses of the funds in the index and those of the selected group of funds referred to on the previous page. The Committee noted that the fund's advisory fees and total expenses were lower than the fees and expenses of both the index and the average of the selected funds and that its advisory fees had been reduced during 2004 as a result of the certain contractual expense reimbursement requirement. The Committee also reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with similar investment mandates. The Committee concluded that, although the fees paid by those clients generally were lower than those paid by American Funds, the differences appropriately reflected CRMC's significantly greater responsibilities with respect to the American Funds and the more comprehensive regulatory regime applicable to mutual funds.

ADVISER PROFITABILITY; ECONOMIES OF SCALE

The Committee reviewed information regarding CRMC's costs of providing services to the American Funds, and also reviewed the operating results and profitability of CRMC, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Committee also received information during the past year regarding the manner in which CRMC's employees were compensated. The Committee also noted that CRMC's profits would be reduced further during the coming year as a result of an increase in CRMC's voluntary fee waiver, and that the fund's advisory fee structure provides for significant fee reductions as fund assets increase, reflecting economies of scale in the cost of operations that are shared with investors.

ANCILLARY BENEFITS

In addition, the Committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC's relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC's affiliated transfer agent; sales charges and distribution fees received and retained by the fund's principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC's institutional management affiliate. The Trustees reviewed CRMC's portfolio trading practices, noting that, while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

CONCLUSIONS

Based on its review, the Committee concluded that the nature, extent and quality of the services being provided to the fund by CRMC continued to be excellent, and that each of the factors referred to above favored renewal of the agreement. However, in deciding to recommend renewal, the Committee did not identify a single issue as the controlling factor and this summary does not describe all of the matters considered. The Committee was advised with respect to relevant legal standards by counsel independent of CRMC. The Committee discussed the continuance of the agreement with management and in a private session with counsel at which no representatives of CRMC were present. Based on its review, the Committee concluded that the fund's advisory fee is fair, both absolutely and in comparison with those of other similar funds in the industry; that the fund's shareholders have received reasonable value in return for those fees; and that continuation of the agreement is in the best interest of the fund's shareholders. The Committee's conclusions were confirmed by separate vote of the independent Trustees at the March 15, 2005, Board meeting.




U.S. TREASURY MONEY FUND OF AMERICA
Investment portfolio                                                  unaudited
March 31, 2005

[begin pie chart]

U.S. Treasuries         100%

[end pie chart]


                                                    Yield at            amount           value
Short-term securities - 100.08%                   acquisition           (000)            (000)

U.S. Treasuries  -  100.08%
U.S. Treasury Bills 4-7-05                         2.29%-2.34%        $ 35,450          $ 35,437
U.S. Treasury Bills 4-14-05                        2.36%-2.69%          98,750            98,662
U.S. Treasury Bills 4-21-05                        2.58%-2.72%         101,800           101,644
U.S. Treasury Bills 4-28-05                        2.60%-2.61%          50,400            50,300
U.S. Treasury Bills 5-5-05                         2.52%-2.66%          42,750            42,649
U.S. Treasury Bills 5-12-05                        2.54%-2.67%          91,800            91,538
U.S. Treasury Bills 5-26-05                        2.71%-2.74%          58,000            57,770
U.S. Treasury Bills 6-9-05                               2.75%          11,000            10,943
U.S. Treasury Bills 6-16-05                              2.79%          40,000            39,770

TOTAL INVESTMENT SECURITIES (cost: $528,671,000)                                         528,713
Other assets less liabilities                                                               (399)

NET ASSETS                                                                              $528,314

See Notes to Financial Statements





FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES                                                                                        unaudited
at March 31, 2005                                                        (dollars and shares in thousands, except per-share amounts)

ASSETS:
 Investment securities at market
  (cost: $528,671)                                                                                                 $528,713
 Cash                                                                                                                   653
 Receivables for sales of fund's shares                                                                               1,214
                                                                                                                    530,580
LIABILITIES:
 Payables for:
  Repurchases of fund's shares                                                           $1,868
  Dividends on fund's shares                                                                 36
  Investment advisory services                                                              128
  Services provided by affiliates                                                           204
  Deferred Trustees' compensation                                                            23
  Other fees and expenses                                                                     7                       2,266
NET ASSETS AT MARCH 31, 2005                                                                                       $528,314


NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest                                                                  $528,272
 Net unrealized appreciation                                                                                             42
NET ASSETS AT MARCH 31, 2005                                                                                       $528,314


SHARES OF BENEFICIAL INTEREST ISSUED AND OUTSTANDING - UNLIMITED SHARES AUTHORIZED, 528,271 TOTAL SHARES OUTSTANDING


                                       Net assets           Shares outstanding        Net asset value per share

Class A                                 $474,200                 474,161                       $1.00
Class R-1                                  1,049                   1,049                        1.00
Class R-2                                 25,119                  25,117                        1.00
Class R-3                                 17,644                  17,642                        1.00
Class R-4                                  3,664                   3,664                        1.00
Class R-5                                  6,638                   6,638                        1.00


See Notes to Financial Statements



STATEMENT OF OPERATIONS
for the six months ended March 31, 2005

INVESTMENT INCOME:                                                                                                         unaudited
 Income:                                                                                                      (dollars in thousands)
  Interest                                                                                                           $5,541

 Fees and expenses:
  Investment advisory services                                                             $828
  Distribution services                                                                     444
  Transfer agent services                                                                   366
  Administrative services                                                                   115
  Reports to shareholders                                                                    18
  Registration statement and prospectus                                                      66
  Postage, stationery and supplies                                                           61
  Trustees' compensation                                                                     14
  Auditing and legal                                                                         11
  Custodian                                                                                   8
  State and local taxes                                                                       7
  Other                                                                                      27
  Total expenses before reimbursements/waivers                                            1,965
   Reimbursement/waiver of expenses                                                          76                       1,889
 Net investment income                                                                                                3,652

Net unrealized
 appreciation on investments                                                                                              6
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                 $3,658




See Notes to Financial Statements


STATEMENT OF CHANGES IN NET ASSETS                                                                            (dollars in thousands)

                                                                                        Six months                 Year ended
                                                                                      ended March 31,             September 30,
                                                                                           2005*                      2004
OPERATIONS:
 Net investment income                                                                   $3,652                      $2,220
 Net unrealized appreciation
  on investments                                                                              6                           7
  Net increase in net assets
   resulting from operations                                                              3,658                       2,227

Dividends paid or accrued to
 shareholders from net investment income                                                 (3,651)                     (2,219)

Capital share transactions                                                              (51,454)                    (83,761)

Total decrease in net assets                                                            (51,447)                    (83,753)

NET ASSETS:
 Beginning of period                                                                    579,761                     663,514
 End of period                                                                         $528,314                    $579,761


* Unaudited

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                         unaudited

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The U.S. Treasury Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities maturing in one year or less.

The fund offers six share classes consisting of one retail share class (Class A) and five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5). All share classes are sold without any sales charges and do not carry any conversion rights.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         NET ASSET VALUE - The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share.

         SECURITY VALUATION -Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities purchased with greater than 60 days to maturity with 60 days or less remaining to maturity is determined based on the market value on the 61st day. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Trustees.

         SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         DIVIDENDS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of March 31, 2005, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund. As of March 31, 2005, the cost of investment securities for federal income tax purposes was $528,671,000.

As of March 31, 2005, the components of distributable earnings on a tax basis were as follows (dollars in thousands):


Undistributed net investment income                                         $59
Gross unrealized appreciation on investment securities                       42


Distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):




Share class              Six months ended March 31, 2005         Year ended September 30, 2004
Class A                                          $ 3,442                               $ 2,147
Class R-1                                              3                                     1
Class R-2                                             62                                    19
Class R-3                                             75                                    16
Class R-4                                             21                                     5
Class R-5                                             48                                    31
Total                                            $ 3,651                               $ 2,219



3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement provides for monthly fees accrued daily. These fees are based on an annual rate of 0.300% on the first $800 million of daily net assets and 0.285% on such assets in excess of $800 million. During the six months ended March 31, 2005, CRMC reduced investment advisory services fees by $41,000. As a result, the fee shown on the accompanying financial statements of $828,000, which was equivalent to an annualized rate of 0.300%, was reduced to $787,000, or 0.285% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described on the following page:

         DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.15% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits. All share classes may use a portion (0.15% for Class A and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.


         Share class           Currently approved limits            Plan limits

         Class A                         0.15%                         0.15%

         Class R-1                        1.00                          1.00

         Class R-2                        0.75                          1.00

         Class R-3                        0.50                          0.75

         Class R-4                        0.25                          0.50


         TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for Class A shares. Under this agreement, this share class compensates AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described on the following page.

         ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than Class A. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the six months ended March 31, 2005, CRMC agreed to pay a portion of these fees for classes R-1, R-2 and R-3. For the six months ended March 31, 2005, the total fees paid by CRMC were $449, $33,000 and $1,000 for classes R-1, R-2 and R-3, respectively. Administrative services fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described on the previous page for the six months ended March 31, 2005, were as follows (dollars in thousands):



           SHARE CLASS    DISTRIBUTION    TRANSFER AGENT           ADMINISTRATIVE SERVICES
                            SERVICES         SERVICES

                                                                  CRMC           TRANSFER AGENT
                                                             ADMINISTRATIVE         SERVICES
                                                                SERVICES

             Class A          $305             $366          Not applicable      Not applicable

            Class R-1           5           Included in
                                          administrative
                                             services               $1                 $1

            Class R-2           89          Included in
                                          administrative
                                             services               18                 65

            Class R-3          41           Included in
                                          administrative
                                             services               12                 12

            Class R-4           4           Included in
                                          administrative
                                             services               3                  -*

            Class R-5    Not applicable     Included in
                                          administrative
                                             services               3                  -*

              Total           $444             $366               $37                 $78


         * Amount less than one thousand.

         At the beginning of the period, due to lower short-term interest rates, CRMC agreed to pay a portion of the class-specific fees and expenses. For the six months ended March 31, 2005, the total fees paid by CRMC were $62 and $676 for classes R-1 and R-2, respectively.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the fund. Trustees' compensation in the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):




Share class                                                              Sales(1)                       Reinvestments of dividends
                                                                  Amount            Shares              Amount               Shares
Six months ended March 31, 2005
Class A                                                          $176,886           176,886             $ 3,262              3,262
Class R-1                                                             540               540                   3                  3
Class R-2                                                          15,775            15,775                  61                 61
Class R-3                                                          15,724            15,724                  71                 71
Class R-4                                                           9,921             9,921                  20                 20
Class R-5                                                           6,781             6,781                  25                 25
Total net increase
   (decrease)                                                    $225,627           225,627             $ 3,442              3,442

Year ended September 30, 2004
Class A                                                          $432,833           432,833             $ 2,052              2,052
Class R-1                                                           1,164             1,164                  -*                 -*
Class R-2                                                          43,831            43,831                  18                 18
Class R-3                                                          20,221            20,221                  16                 16
Class R-4                                                           5,349             5,349                   5                  5
Class R-5                                                          12,974            12,974                  19                 19
Total net increase
   (decrease)                                                    $516,372           516,372             $ 2,110              2,110


Share class                                                             Repurchases(1)                  Net (decrease) increase
                                                                   Amount          Shares              Amount              Shares
Six months ended March 31, 2005
Class A                                                        $ (238,241)         (238,241)          $ (58,093)         (58,093)
Class R-1                                                            (570)             (570)                (27)             (27)
Class R-2                                                         (12,696)          (12,696)              3,140             3,140
Class R-3                                                         (13,887)          (13,887)              1,908             1,908
Class R-4                                                          (8,462)           (8,462)              1,479             1,479
Class R-5                                                          (6,667)           (6,667)                139               139
Total net increase
   (decrease)                                                  $ (280,523)         (280,523)          $ (51,454)         (51,454)

Year ended September 30, 2004
Class A                                                        $ (533,936)         (533,936)          $ (99,051)         (99,051)
Class R-1                                                            (419)             (419)                745               745
Class R-2                                                         (36,449)          (36,449)              7,400             7,400
Class R-3                                                         (15,625)          (15,625)              4,612             4,612
Class R-4                                                          (4,662)           (4,662)                692               692
Class R-5                                                         (11,152)          (11,152)              1,841             1,841
Total net increase
   (decrease)                                                  $ (602,243)         (602,243)          $ (83,761)         (83,761)

* Amount less than one thousand.

(1)  Includes exchanges between share classes of the fund.


5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended March 31, 2005, the custodian fee of $8,000, shown on the accompanying financial statements, includes $4,000 that was offset by this reduction, rather than paid in cash.




FINANCIAL HIGHLIGHTS (1)



                                                                                  Net asset                              Dividends
                                                                                    value,               Net             from net
                                                                                  beginning          investment         investment
                                                                                  of period           income(2)           income
Class A:
 Six months ended 3/31/2005 (4)                                                     $1.00              $.007             $(.007)
 Year ended 9/30/2004                                                                1.00               .004              (.004)
 Year ended 9/30/2003                                                                1.00               .006              (.006)
 Year ended 9/30/2002                                                                1.00               .013              (.013)
 Year ended 9/30/2001                                                                1.00               .042              (.042)
 Year ended 9/30/2000                                                                1.00               .049              (.049)
Class R-1:
 Six months ended 3/31/2005 (4)                                                      1.00               .002              (.002)
 Year ended 9/30/2004                                                                1.00               .001              (.001)
 Year ended 9/30/2003                                                                1.00               .001              (.001)
 Period from 7/12/2002 to 9/30/2002                                                  1.00               .001              (.001)
Class R-2:
 Six months ended 3/31/2005 (4)                                                      1.00               .003              (.003)
 Year ended 9/30/2004                                                                1.00               .001              (.001)
 Year ended 9/30/2003                                                                1.00               .001              (.001)
 Period from 6/11/2002 to 9/30/2002                                                  1.00               .001              (.001)
Class R-3:
 Six months ended 3/31/2005 (4)                                                      1.00               .004              (.004)
 Year ended 9/30/2004                                                                1.00               .001              (.001)
 Year ended 9/30/2003                                                                1.00               .002              (.002)
 Period from 8/16/2002 to 9/30/2002                                                  1.00               .001              (.001)
Class R-4:
 Six months ended 3/31/2005 (4)                                                      1.00               .006              (.006)
 Year ended 9/30/2004                                                                1.00               .002              (.002)
 Year ended 9/30/2003                                                                1.00               .004              (.004)
 Period from 8/2/2002 to 9/30/2002                                                   1.00               .002              (.002)
Class R-5:
 Six months ended 3/31/2005 (4)                                                      1.00               .008              (.008)
 Year ended 9/30/2004                                                                1.00               .006              (.006)
 Year ended 9/30/2003                                                                1.00               .008              (.008)
 Period from 5/15/2002 to 9/30/2002                                                  1.00               .005              (.005)




                                                                                  Net asset                             Net assets,
                                                                                  value, end            Total          end of period
                                                                                  of period             return         (in millions)
Class A:
 Six months ended 3/31/2005 (4)                                                     $1.00                .69%              $474
 Year ended 9/30/2004                                                                1.00                .39                532
 Year ended 9/30/2003                                                                1.00                .63                631
 Year ended 9/30/2002                                                                1.00               1.29                683
 Year ended 9/30/2001                                                                1.00               4.27                489
 Year ended 9/30/2000                                                                1.00               5.01                369
Class R-1:
 Six months ended 3/31/2005 (4)                                                      1.00                .24                  1
 Year ended 9/30/2004                                                                1.00                .10                  1
 Year ended 9/30/2003                                                                1.00                .12                  -  (6)
 Period from 7/12/2002 to 9/30/2002                                                  1.00                .11                  -  (6)
Class R-2:
 Six months ended 3/31/2005 (4)                                                      1.00                .25                 25
 Year ended 9/30/2004                                                                1.00                .10                 22
 Year ended 9/30/2003                                                                1.00                .12                 15
 Period from 6/11/2002 to 9/30/2002                                                  1.00                .08                  1
Class R-3:
 Six months ended 3/31/2005 (4)                                                      1.00                .44                 17
 Year ended 9/30/2004                                                                1.00                .12                 16
 Year ended 9/30/2003                                                                1.00                .18                 11
 Period from 8/16/2002 to 9/30/2002                                                  1.00                .07                  -  (6)
Class R-4:
 Six months ended 3/31/2005 (4)                                                      1.00                .63                  4
 Year ended 9/30/2004                                                                1.00                .24                  2
 Year ended 9/30/2003                                                                1.00                .43                  2
 Period from 8/2/2002 to 9/30/2002                                                   1.00                .17                  -  (6)
Class R-5:
 Six months ended 3/31/2005 (4)                                                      1.00                .78                  7
 Year ended 9/30/2004                                                                1.00                .55                  7
 Year ended 9/30/2003                                                                1.00                .75                  5
 Period from 5/15/2002 to 9/30/2002                                                  1.00                .47                  4


                                                                         Ratio of expenses     Ratio of expenses
                                                                            to average             to average           Ratio of
                                                                            net assets             net assets          net income
                                                                      before reimbursements/  after reimbursements/    to average
                                                                              waivers              waivers(3)          net assets
Class A:
 Six months ended 3/31/2005 (4)                                                .65% (5)               .63% (5)             1.37% (5)
 Year ended 9/30/2004                                                           .62                    .61                  .39
 Year ended 9/30/2003                                                           .58                    .58                  .63
 Year ended 9/30/2002                                                           .63                    .63                 1.27
 Year ended 9/30/2001                                                           .66                    .66                 4.12
 Year ended 9/30/2000                                                           .62                    .62                 4.81
Class R-1:
 Six months ended 3/31/2005 (4)                                                1.65 (5)               1.54 (5)              .48  (5)
 Year ended 9/30/2004                                                          1.63                    .94                  .10
 Year ended 9/30/2003                                                          1.91                   1.08                  .12
 Period from 7/12/2002 to 9/30/2002                                             .54                    .32                  .05
Class R-2:
 Six months ended 3/31/2005 (4)                                                1.81 (5)               1.51 (5)              .52  (5)
 Year ended 9/30/2004                                                          1.81                    .92                  .10
 Year ended 9/30/2003                                                          1.74                   1.02                  .10
 Period from 6/11/2002 to 9/30/2002                                             .50                    .44                  .08
Class R-3:
 Six months ended 3/31/2005 (4)                                                1.16 (5)               1.13 (5)              .91  (5)
 Year ended 9/30/2004                                                          1.14                    .89                  .13
 Year ended 9/30/2003                                                          1.17                    .99                  .11
 Period from 8/16/2002 to 9/30/2002                                             .20                    .13                  .07
Class R-4:
 Six months ended 3/31/2005 (4)                                                 .78 (5)                .77 (5)             1.29  (5)
 Year ended 9/30/2004                                                           .77                    .76                  .23
 Year ended 9/30/2003                                                           .79                    .77                  .36
 Period from 8/2/2002 to 9/30/2002                                              .33                    .12                  .15
Class R-5:
 Six months ended 3/31/2005 (4)                                                 .47 (5)                .45 (5)             1.57  (5)
 Year ended 9/30/2004                                                           .45                    .45                  .57
 Year ended 9/30/2003                                                           .46                    .46                  .73
 Period from 5/15/2002 to 9/30/2002                                             .18                    .18                  .46




(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

(2)  Based on average shares outstanding.

(3) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. During the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services. In addition, during some of the periods shown, due to lower short-term interest rates, CRMC agreed to pay a portion of the class-specific fees and expenses.

(4)  Unaudited.

(5)  Annualized.

(6)  Amount less than $1 million.


See Notes to Financial Statements




EXPENSE EXAMPLE (unaudited)
As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 through March 31, 2005).

ACTUAL EXPENSES:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain shareholders, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



                                                Beginning       Ending      Expenses      Annualized
                                                 account       account     aid during    expense ratio
                                                  value         value       period(1)
                                                10/1/2004     3/31/2005


Class A -- actual return                      $1,000.00        $1,006.92     $3.15            .63%

Class A -- assumed 5% return                   1,000.00         1,021.79      3.18            .63


Class R-1 -- actual return                     1,000.00         1,002.39      7.69           1.54

Class R-1 -- assumed 5% return                 1,000.00         1,017.25      7.75           1.54


Class R-2 -- actual return                     1,000.00         1,002.55      7.54           1.51

Class R-2 -- assumed 5% return                 1,000.00         1,017.40      7.59           1.51


Class R-3 -- actual return                     1,000.00         1,004.43      5.65           1.13

Class R-3 -- assumed 5% return                 1,000.00         1,019.30      5.69           1.13


Class R-4 -- actual return                     1,000.00         1,006.26      3.85            .77

Class R-4 -- assumed 5% return                 1,000.00         1,021.09      3.88            .77


Class R-5 -- actual return                     1,000.00         1,007.83      2.25            .45

Class R-5 -- assumed 5% return                 1,000.00         1,022.69      2.27            .45



(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 365 (to reflect the one-half year period).




THE TAX-EXEMPT MONEY FUND OF AMERICA
Investment portfolio                                                   unaudited
March 31, 2005


[begin pie chart]

Texas                                        19.84%
Maryland                                     10.58
Florida                                       8.36
Arizona                                       5.48
District of Columbia                          5.28
Utah                                          4.95
Nevada                                        4.90
Virginia                                      4.56
Michigan                                      4.39
Wyoming                                       4.32
Other states                                 26.39
Other assets less liabilities                  .95

[end pie chart]



                                                                                                                Principal   Market
                                                                                                    Yield at      amount     value
Short-term securities - 99.05%                                                                    Acquisition     (000)      (000)

Arizona  -  5.48%
City of Phoenix Civic Improvement Corp., Water System Rev. Bond Anticipation Notes, TECP:
 Series 2003-A, 2.20% 5/27/05                                                                         2.20%     $ 2,000   $  2,000
 Series 2003-B, 2.02% 5/13/05                                                                          2.02       5,000      5,000
Salt River Project Agricultural Improvement and Power Dist., TECP:
 Series B, 1.93% 4/13/05                                                                               1.93       4,300      4,300
 Series C:
  1.94% 4/6/05                                                                                         1.94       4,000      4,000
  2.06% 5/12/05                                                                                        2.06       7,500      7,500


District of Columbia  -  5.28%
Metropolitan Washington Airports Auth., Flexible Term PFC Rev. Notes, Series 1999-A,
        AMT, TECP, 2.11% 5/13/05                                                                       2.11       1,000      1,000
Multimodal Rev. Bonds (American National Red Cross Issue), Series 2000, TECP:
 1.90% 4/4/05                                                                                          1.90       4,000      4,000
 1.94% 4/7/05                                                                                          1.94       2,000      2,000
Variable Rate Rev. Bonds (National Academy of Sciences Project), AMBAC insured, TECP:
 Series 1999-B:
  2.10% 5/26/05                                                                                        2.10       4,500      4,500
  2.25% 6/1/05                                                                                         2.25       3,500      3,499
 Series 1999-C:
  2.05% 5/11/05                                                                                        2.05       5,000      5,000
  2.25% 6/3/05                                                                                         2.25       2,000      1,999


Florida  -  8.36%
Dade County, Special Obligation Bonds, Series 1990, 2.30% 10/1/10 (1)                                  2.30       1,115      1,115
Jacksonville County Electric Auth., Series 1993-C1, TECP:
 1.94% 4/8/05                                                                                          1.94       3,000      3,000
 2.04% 5/11/05                                                                                         2.04       2,000      2,000
Mayo Foundation Health Care Facs., Jacksonville Health Facs. Auth. (St. Luke's Hospital
        Association), Rev. Ref. Bonds, Series 2001-B, TECP, 2.00% 5/5/05                               2.00       2,000      2,000
Municipal Power Agcy. (Initial Pooled Loan Project), Series 1995-A, TECP:
 1.90% 4/5/05                                                                                          1.90       2,700      2,700
 2.03% 5/4/05                                                                                          2.03       2,000      2,000
Sarasota County Public Hospital Dist., Hospital Rev. Bonds (Sarasota Memorial
        Hospital Project), TECP:
 Series 1985-B, 2.04% 5/12/05                                                                          2.04       1,000      1,000
 Series 1985-C:
  2.00% 4/1/05                                                                                         2.00       2,400      2,400
  2.02% 5/2/05                                                                                         2.02       3,000      3,000
  2.10% 5/24/05                                                                                        2.10       2,000      2,000
Sunshine State Governmental Fncg. Commission, Rev. Notes (Governmental Fncg. Program),
        AMBAC/FGIC insured, TECP:
 Series 2000-A:
  2.00% 4/5/05                                                                                         2.00       2,500      2,500
  2.00% 4/6/05                                                                                         2.00       2,500      2,500
  1.94% 4/11/05                                                                                        1.94       3,900      3,900
 Series 2000-D:
  1.94% 4/8/05                                                                                         1.94       1,450      1,450
  2.04% 5/6/05                                                                                         2.04       1,400      1,400
  2.25% 6/2/05                                                                                         2.25       1,860      1,859


Georgia  -  0.45%
Dev. Auth. of the Unified Government of Athens-Clarke County, Rev. Bonds (University
        of Georgia Athletic Association Project), Series 2003, 2.30% 8/1/33 (1)                        2.30       1,850      1,850


Indiana  -  0.29%
City of Whiting, Environmental Facs. Rev. Ref. Bonds (BP Products North America Inc.
        Project), Series 2002-C, AMT, 2.35% 7/1/34 (1)                                                 2.35       1,200      1,200


Kentucky  -  0.26%
Regional Airport Auth. of Louisville and Jefferson County, Special Facs. Rev. Bonds
        (UPS Worldwide Forwarding, Inc. Project), Series 1999-A, AMT, 2.33% 1/1/29 (1)                 2.33       1,100      1,100


Maryland  -  10.58%
Baltimore County, Consolidated Public Improvement Bond Anticipation Notes,
        Series 1995, TECP:
 1.94% 4/4/05                                                                                          1.94       2,000      2,000
 1.95% 4/4/05                                                                                          1.95       2,000      2,000
 1.94% 4/5/05                                                                                          1.94       2,000      2,000
 1.94% 4/8/05                                                                                          1.94       2,400      2,400
 1.94% 4/11/05                                                                                         1.94       5,000      5,000
 2.00% 5/3/05                                                                                          2.00       2,500      2,500
Health and Higher Educational Facs. Auth., Commercial Paper Rev. Notes, John Hopkins
        University Issue, Series A, TECP:
 1.93% 4/12/05                                                                                         1.93       2,229      2,229
 2.00% 5/5/05                                                                                          2.00       3,400      3,400
 2.25% 6/6/05                                                                                          2.25       4,500      4,498
Montgomery County, Consolidated Public Improvement Commercial Paper Anticipation
        Notes, Series 2002, TECP:
 1.96% 4/7/05                                                                                          1.96       8,500      8,500
 1.92% 4/8/05                                                                                          1.92       1,500      1,500
 1.95% 4/12/05                                                                                         1.95       1,500      1,500
 2.28% 5/5/05                                                                                          2.28       2,500      2,500
 2.03% 5/9/05                                                                                          2.03       2,000      2,000
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, G.O.
        Ref. Bonds of 2001, 4.50% 6/1/05                                                               1.96       2,000      2,008


Massachusetts  -  2.64%
Health and Educational Fac. Auth., Rev. Notes, Harvard University Issue, Series
        2002-EE, TECP:
 2.03% 5/10/05                                                                                         2.03       3,000      3,000
 2.03% 5/11/05                                                                                         2.03       3,000      3,000
 2.00% 5/16/05                                                                                         2.00       5,000      4,999


Michigan  -  4.39%
Regents of the University of Michigan, Series F, TECP:
 2.00% 4/1/05                                                                                          2.00       4,360      4,360
 1.94% 4/5/05                                                                                          1.94       3,300      3,300
 2.00% 4/8/05                                                                                          2.00       2,000      2,000
 2.00% 4/12/05                                                                                         2.00       6,600      6,600
 2.08% 5/23/05                                                                                         2.08       2,000      2,000


Minnesota  -  3.00%
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation/Mayo Medical Center),
        TECP:
 Series 1988-E, 2.08% 5/10/05                                                                          2.08       3,000      3,000
 Series 1992-B, 2.03% 5/6/05                                                                           2.03       3,000      3,000
 Series 2000-A, 2.00% 5/5/05                                                                           2.00       2,600      2,600
 Series 2000-C, 2.08% 5/16/05                                                                          2.08       2,500      2,500
 Series 2001-B, 2.00% 5/5/05                                                                           2.00       1,400      1,400


Nebraska  -  0.62%
Hospital Auth. No. 1 of Lancaster County, Health Facs. Rev. Bonds (Immanuel Health
        Systems - Williamsburg Project), Series 2000-A, 2.31% 7/1/30 (1)                               2.31       2,585      2,585


Nevada  -  4.90%
Clark County, G.O. (Limited Tax) Flood Control Commercial Paper Notes, Series 2003-A,
        TECP, 2.02% 5/18/05                                                                            2.02      10,000      9,999
Clark County Industrial Dev. Rev. Bonds (Nevada Cogeneration Associates #2 Project),
        Series 1992, AMT, 2.35% 12/1/22 (1)                                                            2.35       2,100      2,100
Las Vegas Valley Water Dist., G.O. Limited Tax Water Notes (SNWA Rev. Supported),
        Series 2004-A, TECP:
 1.95% 4/1/05                                                                                          1.95       2,900      2,900
 2.00% 4/6/05                                                                                          2.00       5,400      5,400


New Mexico  -  1.69%
Tax and Rev. Anticipation Notes, Series 2004-A:
 4.00% 6/30/05                                                                                         1.96       2,000      2,008
 5.00% 6/30/05                                                                                         3.03       5,000      5,031


New York  -  1.20%
Metropolitan Transportation Auth., Rev. Bond Anticipation Notes, Series A-1, TECP,
        1.90% 4/1/05                                                                                   1.90       5,000      5,000


North Carolina  -  4.09%
Capital Facs. Fin. Agcy., Duke University Issue, Series A-1, TECP:
 2.00% 4/4/05                                                                                          2.00       4,090      4,090
 2.08% 5/2/05                                                                                          2.08       3,000      3,000
 2.04% 5/9/05                                                                                          2.04       8,600      8,600
 2.08% 5/23/05                                                                                         2.08       1,345      1,345


Ohio  -  1.08%
G.O. Highway Capital Improvement Bonds (Full Faith and Credit/Highway User Receipts),
        Series H, 6.00% 5/1/05                                                                         1.93       2,000      2,006
State University, General Receipts Bonds, Series 2003-B, 4.00% 6/1/05                                  2.00       2,500      2,507



Pennsylvania  -  0.48%
Montgomery County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO
        Energy Co. Project), Series 2001-B, TECP, 2.06% 5/11/05                                        2.06       2,000      2,000


South Carolina  -  2.35%
Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP:
 1.93% 4/13/05                                                                                         1.93       3,300      3,300
 2.30% 5/4/05                                                                                          2.30       4,000      4,000
 2.05% 5/10/05                                                                                         2.05       2,500      2,500


Tennessee  -  0.55%
City of Memphis, G.O. Bonds, Series 2003-A2, TECP, 2.04% 5/6/05                                        2.04       2,300      2,300


Texas  -  19.84%
Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (BP Products North
        America Inc. Project), Series 2002, AMT, 2.35% 7/1/36 (1)                                      2.35       1,625      1,625
Harris County, TECP:
 G.O. Bonds:
  Series B, 1.95% 4/11/05                                                                              1.95       3,780      3,780
  Series C, 2.30% 4/29/05                                                                              2.30       4,600      4,600
  Series D:
   1.96% 4/5/05                                                                                        1.96         900        900
   2.00% 4/5/05                                                                                        2.00         250        250
 Hospital Dist., Rev. Notes, Series A, 2.00% 5/12/05                                                   2.00       3,500      3,500
City of Houston, TECP:
 G.O. Notes: Series A:
   2.02% 5/17/05                                                                                       2.02       4,000      4,000
   2.05% 5/17/05                                                                                       2.05       6,000      5,999
  Series B, 2.08% 5/19/05                                                                              2.08       1,000      1,000
  Series E, 1.95% 4/7/05                                                                               1.95       3,500      3,500
 Hotel Occupancy Tax and Parking Rev. Notes, Series A:
  1.94% 4/6/05                                                                                         1.94       1,800      1,800
  2.04% 5/10/05                                                                                        2.04       6,200      6,200
Public Fin. Auth., G.O. Bonds (Colonial Roadway Projects), TECP:
 Series 2002-B:
  1.94% 4/8/05                                                                                         1.94       3,950      3,950
  1.95% 4/12/05                                                                                        1.95       3,500      3,500
 Series 2003, 1.98% 5/3/05                                                                             1.98       5,000      5,000
City of San Antonio, TECP:
 Electric and Gas Systems, Series A:
  1.97% 4/13/05                                                                                        1.97       5,500      5,500
  2.05% 5/9/05                                                                                         2.05       4,000      4,000
  2.03% 5/13/05                                                                                        2.03       5,000      5,000
 Water System Commericial Paper Notes, Series 2001-A, 1.93% 4/13/05                                    1.93       2,000      2,000
Board of Regents of the Texas A&M University System, Rev. Fin. System Notes,
        Series B, 1.97% 4/8/05                                                                         1.97       3,000      3,000
Board of Regents of The University of Texas System, Permanent University Fund
        Flexible Rate Notes, Series 2002-A, TECP:
 2.02% 5/2/05                                                                                          2.02       9,000      9,000
 2.04% 5/5/05                                                                                          2.04       3,000      3,000
 2.05% 5/17/05                                                                                         2.05       1,511      1,511


Utah  -  4.95%
Intermountain Power Agcy., Variable Rate Power Supply Rev. and Ref. Bonds, TECP:
 Series 1985-F, AMBAC insured:
  1.92% 4/5/05                                                                                         1.92       2,600      2,600
  1.93% 4/11/05                                                                                        1.93       2,000      2,000
  1.95% 4/12/05                                                                                        1.95       1,000      1,000
  2.30% 5/6/05                                                                                         2.30       4,000      4,000
 Series 1997-B2:
  2.01% 5/12/05                                                                                        2.01       5,500      5,500
  2.02% 5/16/05                                                                                        2.02       2,000      2,000
 Series 1998-B5:
  1.96% 4/6/05                                                                                         1.96       2,500      2,500
  2.01% 5/10/05                                                                                        2.01       1,000      1,000


Virginia  -  4.56%
Metropolitan Washington Airports Auth., Flexible Term PFC Rev. Notes, Series 1999-A,
        AMT, TECP:
 1.94% 4/4/05                                                                                          1.94       4,000      4,000
 2.06% 5/4/05                                                                                          2.06       2,500      2,500
 2.15% 5/27/05                                                                                         2.15       3,000      3,000
 2.17% 5/31/05                                                                                         2.17       2,700      2,699
Peninsula Ports Auth., Coal Terminal Rev. Ref. Bonds (Dominion Terminal Associates
        Project), Series 1987-B, TECP, 1.94% 4/6/05                                                    1.94       3,500      3,500
University of Virginia Issue Rev. Pledge Notes, Series 2003-A, TECP, 2.00% 5/6/05                      2.00       3,300      3,300


Washington  -  3.80%
Everett Public Facs. Dist., Project Rev. Notes, Series 2002-A, TECP, 2.10% 5/25/05                     2.10       2,000      2,000
King County, Unlimited Tax G.O. Ref. Bonds, Series 2003, 5.00% 6/1/05                                  2.06       2,000      2,009
Port of Seattle, Subordinate Lien Rev. Notes, TECP:
 Series A-1, 1.94% 4/11/05                                                                             1.94       2,000      2,000
 Series B-1, AMT, 2.07% 5/4/05                                                                         2.07       4,800      4,800
City of Tacoma, Limited Tax G.O. Bond Anticipation Notes, Series 2002-2B, TECP:
 1.96% 4/1/05                                                                                          1.96       3,000      3,000
 1.94% 4/11/05                                                                                         1.94       2,000      2,000


West Virginia  -  1.23%
Higher Education Policy Commission, Rev. Bonds (Higher Education Facs.), Series 2004-B,
        FGIC insured, 6.00% 4/1/05                                                                     2.06       1,000      1,000
Public Energy Auth., Energy Rev. Bonds (Morgantown Energy Associates Project), AMT, TECP:
 Series 1989-A, 1.99% 4/8/05                                                                           1.99       1,200      1,200
 Series 1990-A, 2.11% 5/4/05                                                                           2.11       2,900      2,900


Wisconsin  -  2.66%
Transportation Rev., TECP:
 Series 1997-A:
  1.94% 4/7/05                                                                                         1.94       3,000      3,000
  2.10% 5/25/05                                                                                        2.10       1,500      1,500
 Series 1998-A, 1.98% 5/3/05                                                                           1.98       6,584      6,584


Wyoming  -  4.32%
Sweetwater County, Customized Purchase Pollution Control Rev. Ref. Bonds (PacifiCorp
        Project), Series 1988-A, TECP:
 2.00% 4/1/05                                                                                          2.00       3,000      3,000
 2.00% 4/4/05                                                                                          2.00       6,750      6,750
 2.00% 4/5/05                                                                                          2.00       5,250      5,250
 2.06% 5/11/05                                                                                         2.06       1,000      1,000
 2.08% 5/23/05                                                                                         2.08       2,000      2,000



TOTAL INVESTMENT SECURITIES (cost: $412,467,000)                                                                           412,444
Other assets less liabilities                                                                                                3,959

NET ASSETS                                                                                                                $416,403


(1) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

KEY TO ABBREVIATIONS

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements




FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                                                                      unaudited
at March 31, 2005                                                      (dollars and shares in thousands, except per-share amounts)

ASSETS:
 Investment securities at market
  (cost: $412,467)                                                                                                         $412,444
 Cash                                                                                                                           980
 Receivables for:
  Sales of fund's shares                                                                         $3,247
  Interest                                                                                        1,031                       4,278
                                                                                                                            417,702

LIABILITIES:
 Payables for:
  Repurchases of fund's shares                                                                    1,049
  Dividends on fund's shares                                                                         37
  Investment advisory services                                                                      128
  Services provided by affiliates                                                                    52
  Deferred Trustees' compensation                                                                    25
  Other fees and expenses                                                                             8                       1,299
Net assets at March 31, 2005                                                                                               $416,403

NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest                                                                          $416,520
 Distributions in excess of net investment income                                                                              (94)
 Net unrealized depreciation                                                                                                   (23)
Net assets at March 31, 2005                                                                                               $416,403



Shares of beneficial interest issued and outstanding - unlimited shares authorized, 416,523 total shares outstanding

                             NET ASSETS                 SHARES OUTSTANDING      NET ASSET VALUE PER SHARE

Class A                          $395,083                    395,196                    $1.00
Class R-5                          21,320                     21,327                     1.00



See Notes to Financial Statements


STATEMENT OF OPERATIONS
for the six months ended March 31, 2005
INVESTMENT INCOME:                                                                                                         unaudited
 Income:                                                                                                      (dollars in thousands)
  Interest                                                                                                                   $3,599

 FEES AND EXPENSES:
  Investment advisory services                                                                    $781
  Distribution services                                                                             99
  Transfer agent services                                                                           66
  Administrative services                                                                           11
  Reports to shareholders                                                                           13
  Registration statement and prospectus                                                             66
  Postage, stationery and supplies                                                                  29
  Trustees' compensation                                                                            15
  Auditing and legal                                                                                11
  Custodian                                                                                          9
  State and local taxes                                                                              6
  Other                                                                                             27
  Total expenses before waivers                                                                  1,133
   Waiver of expenses                                                                               39                        1,094
 Net investment income                                                                                                        2,505

Net unrealized
 depreciation on investments                                                                                                    (1)
Net increase in net assets resulting
 from operations                                                                                                             $2,504



See Notes to Financial Statements


STATEMENT OF CHANGES IN NET ASSETS                                                                            (dollars in thousands)

                                                                                             Six months                Year ended
                                                                                           ended March 31,            September 30,
                                                                                                2005*                     2004
OPERATIONS:
 Net investment income                                                                           $2,505                  $1,935
 Net unrealized depreciation
  on investments                                                                                     (1)                   (18)
  Net increase in net assets
   resulting from operations                                                                      2,504                   1,917

Dividends paid or accrued to
 shareholders from net investment income                                                         (2,506)                (1,935)

Capital share transactions                                                                      (22,656)                 75,787

Total  (decrease) increase in net assets                                                        (22,658)                 75,769

NET ASSETS:
 Beginning of period                                                                            439,061                 363,292
 End of period                                                                                 $416,403                $439,061


*Unaudited

See Notes to Financial Statements




NOTES TO FINANCIAL STATEMENTS                                         unaudited

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Tax-Exempt Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, through investments in high-quality municipal securities with effective maturities of one year or less.

The fund offers two share classes consisting of one retail share class (Class A) and one retirement plan share class (Class R-5). Each share class is sold without any sales charges and does not carry any conversion rights.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         NET ASSET VALUE - The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share.

         SECURITY VALUATION - Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities purchased with greater than 60 days to maturity with 60 days or less remaining to maturity is determined based on the market value on the 61st day. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

         SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the two share classes based on the relative value of their settled shares. Unrealized gains and losses are allocated daily among the two share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         DIVIDENDS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made. Generally, income earned and distributed by the fund is exempt from federal income taxes.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of March 31, 2005, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund. As of March 31, 2005, the cost of investment securities for federal income tax purposes was $412,467,000.

As of March 31, 2005, the components of distributable earnings on a tax basis were as follows (dollars in thousands):


Undistributed net investment income                                    $62
Short-term loss carryforwards (expiring 2006-2011)                    (94)
Gross unrealized depreciation on investment securities                (23)


Distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):



SHARE CLASS         SIX MONTHS ENDED MARCH 31, 2005         YEAR ENDED SEPTEMBER 30, 2004
Class A                                     $ 2,397                               $ 1,874
Class R-5                                       109                                    61
Total                                       $ 2,506                               $ 1,935



3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.390% on the first $200 million of daily net assets and decreasing to 0.290% on such assets in excess of $1.2 billion. During the six months ended March 31, 2005, CRMC reduced investment advisory services fees by $39,000. As a result, the fee shown on the accompanying financial statements of $781,000, which was equivalent to an annualized rate of 0.380%, was reduced to $742,000 or 0.361% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         DISTRIBUTION SERVICES - The fund has adopted a plan of distribution for Class A shares. Under the plan, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plan provides for annual expenses, based on a percentage of average daily net assets, of up to 0.15%. This class may use a portion of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services.

         TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for Class A shares. Under this agreement, this share class compensates AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to Class R-5 from the administrative services fees paid to CRMC described below.

         ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for Class R-5. This class pays CRMC annual fees of 0.10% based on its average daily net assets. This class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees' compensation in the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):



Share class                                                     Sales(1)                   Reinvestments of dividends
                                                         Amount            Shares             Amount         Shares
Six months ended March 31, 2005
Class A                                                 $204,106           204,106           $ 2,242          2,242
Class R-5                                                 41,884            41,884                65             65
Total net increase
   (decrease)                                           $245,990           245,990           $ 2,307          2,307

Year ended September 30, 2004
Class A                                                 $490,187           490,187           $ 1,781          1,781
Class R-5                                                 98,908            98,908                40             40
Total net increase
   (decrease)                                           $589,095           589,095           $ 1,821          1,821


Share class                                                  Repurchases(1)                 Net (decrease) increase
                                                         Amount          Shares              Amount          Shares
Six months ended March 31, 2005
Class A                                               $ (228,863)         (228,863)        $ (22,515)       (22,515)
Class R-5                                                (42,090)          (42,090)             (141)          (141)
Total net increase
   (decrease)                                         $ (270,953)         (270,953)        $ (22,656)       (22,656)

Year ended September 30, 2004
Class A                                               $ (427,693)         (427,693)         $ 64,275         64,275
Class R-5                                                (87,436)          (87,436)           11,512         11,512
Total net increase
   (decrease)                                         $ (515,129)         (515,129)         $ 75,787         75,787




(1)  Includes exchanges between share classes of the fund.


5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended March 31, 2005, the custodian fee of $9,000, shown on the accompanying financial statements, includes $5,000 that was offset by this reduction, rather than paid in cash.




FINANCIAL HIGHLIGHTS (1)

                                                        Net asset                                            Dividends
                                                          value,                     Net                      from net
                                                        beginning                 investment                 investment
                                                        of period                 Income(2)                    income
Class A:
 Six months ended 3/31/2005 (4)                           $1.00                     $.006                     $(.006)
 Year ended 9/30/2004                                      1.00                      .005                      (.005)
 Year ended 9/30/2003                                      1.00                      .006                      (.006)
 Year ended 9/30/2002                                      1.00                      .010                      (.010)
 Year ended 9/30/2001                                      1.00                      .029                      (.029)
 Year ended 9/30/2000                                      1.00                      .032                      (.032)
Class R-5:
 Six months ended 3/31/2005 (4)                            1.00                      .006                      (.006)
 Year ended 9/30/2004                                      1.00                      .005                      (.005)
 Year ended 9/30/2003                                      1.00                      .005                      (.005)
 Period from 7/15/2002 to 9/30/2002                        1.00                      .002                      (.002)


                                                        Net asset                                             Net assets,
                                                        value, end                  Total                    end of period
                                                        of period                   return                   (in millions)
Class A:
 Six months ended 3/31/2005 (4)                           $1.00                       .61%                       $395
 Year ended 9/30/2004                                      1.00                       .49                         418
 Year ended 9/30/2003                                      1.00                       .57                         353
 Year ended 9/30/2002                                      1.00                      1.05                         341
 Year ended 9/30/2001                                      1.00                      2.92                         319
 Year ended 9/30/2000                                      1.00                      3.29                         276
Class R-5:
 Six months ended 3/31/2005 (4)                            1.00                       .60                          21
 Year ended 9/30/2004                                      1.00                       .45                          21
 Year ended 9/30/2003                                      1.00                       .54                          10
 Period from 7/15/2002 to 9/30/2002                        1.00                       .17                          10


                                                     Ratio of expenses         Ratio of expenses
                                                        to average                to average                   Ratio of
                                                        net assets                net assets                  net income
                                                          before                     after                    to average
                                                          waivers                  waivers(3)                  net assets
Class A:
 Six months ended 3/31/2005 (4)                             .55% (5)                  .53% (5)                   1.22% (5)
 Year ended 9/30/2004                                       .53                       .53                         .49
 Year ended 9/30/2003                                       .55                       .55                         .57
 Year ended 9/30/2002                                       .54                       .54                        1.04
 Year ended 9/30/2001                                       .52                       .52                        2.86
 Year ended 9/30/2000                                       .64                       .64                        3.23
Class R-5:
 Six months ended 3/31/2005 (4)                             .58 (5)                   .56 (5)                    1.20  (5)
 Year ended 9/30/2004                                       .57                       .57                         .47
 Year ended 9/30/2003                                       .58                       .58                         .55
 Period from 7/15/2002 to 9/30/2002                         .12                       .12                         .17



(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

(2)  Based on average shares outstanding.

(3) The ratios in this column reflect the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.

(4)  Unaudited.

(5)  Annualized.


See Notes to Financial Statements




EXPENSE EXAMPLE (unaudited)

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 through March 31, 2005).

ACTUAL EXPENSES:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain shareholders, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.




                                                  Beginning          Ending          Expenses
                                                   account           account           paid          Annualized
                                                    value             value           during          expense
                                                 10/01/2004         3/31/2005        period(1)         ratio


Class A -- actual return                         1,000.00          $1,006.09          $2.65             .53%

Class A -- assumed 5% return                     1,000.00           1,022.29           2.67             .53

Class R-5 -- actual return                       1,000.00           1,005.95           2.80             .56

Class R-5 -- assumed 5% return                   1,000.00           1,022.14           2.82             .56


(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 365 (to reflect the one-half year period).




OFFICES OF THE FUNDS AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065 Santa Ana, CA 92799-5065

P.O. Box 659522 San Antonio, TX 78265-9522

P.O. Box 6007 Indianapolis, IN 46206-6007

P.O. Box 2280 Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Most American Funds offer several share classes, each with its own sales charge and expense structure, allowing you to choose the one that best meets your financial needs. The three American Funds money market funds each offer Class A shares at no sales charge.

The Cash Management Trust of America (CMTA) is the only American Funds money market fund that offers Class B, Class C, Class F and Class 529 shares. CMTA classes B, C and F shares may be acquired only by exchanging from other American Funds within the same share class (i.e., they may not be purchased directly) and do not offer check-writing privileges. American Funds classes B, C and F shares are subject to additional annualized expenses and fees, including, in the case of B and C shares, higher 12b-1 fees and contingent deferred sales charges if Class B shares are redeemed within six years of purchase and Class C shares are redeemed within one year of purchase. Classes B, C and F shares are not available to certain employer-sponsored retirement plans. See the CMTA prospectus for further details.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUNDS' PROSPECTUS AND THE COLLEGEAMERICA PROGRAM DESCRIPTION, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY (AFS) AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"American Funds Proxy Voting Guidelines" -- which describes how we vote proxies relating to portfolio securities -- is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov, on the American Funds website or upon request by calling AFS. The funds' proxy voting records for the 12 months ended June 30, 2004, are also available on the SEC and American Funds websites.

The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America file a complete list of their March 31, 2005, portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These forms are available free of charge on the SEC website or upon request by calling AFS. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. (800/SEC-0330).

This report is for the information of shareholders of The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after June 30, 2005, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - AMERICAN FUNDS(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 30 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. More than half of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World Fund(SM)
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
   Capital World Growth and Income Fund(SM)
   Fundamental Investors(SM)
   The Investment Company of America(R)
   Washington Mutual Investors Fund(SM)

o  EQUITY-INCOME FUNDS
   Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
   American High-Income Trust(SM)
   The Bond Fund of America(SM)
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities Fund(SM)

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of America(SM)
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of America (SM)
   The U.S. Treasury Money Fund of America (SM)

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-960-0505P

Litho in USA AGD/INS/8090-S1942

Printed on recycled paper



ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating and Governance Committee comprised solely of persons who are not considered ``interested persons'' of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating and Governance Committee of the Registrant, c/o the Registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating and Governance Committee.


ITEM 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12 - Exhibits

(a) (1) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(a) (2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.





                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


THE TAX-EXEMPT MONEY FUND OF AMERICA



By /s/ Abner D. Goldstine
-------------------------------------
Abner D. Goldstine, President and PEO

Date: June 8, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ Abner D. Goldstine
-------------------------------------
Abner D. Goldstine, President and PEO

Date: June 8, 2005



By /s/ Susi M. Silverman
------------------------------------
Susi M. Silverman, Treasurer and PFO

Date: June 8, 2005